United States

Securities and Exchange Commission

Washington, D.C. 20549

Form N-CSR

Certified Shareholder Report of Registered Management Investment Companies

811-4017

(Investment Company Act File Number)

Federated Equity Funds

______________________________________________________________

(Exact Name of Registrant as Specified in Charter)

Federated Investors Funds

4000 Ericsson Drive

Warrendale, PA 15086-7561

(Address of Principal Executive Offices)

(412) 288-1900

(Registrant's Telephone Number)

Peter J. Germain, Esquire

Federated Investors Tower

1001 Liberty Avenue

Pittsburgh, Pennsylvania 15222-3779

(Name and Address of Agent for Service)

(Notices should be sent to the Agent for Service)

Date of Fiscal Year End: 09/30/18

Date of Reporting Period: Six months ended 03/31/18

Item 1.	Reports to Stockholders

Semi-Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | VSFAX	C | VSFCX	R | VSFRX
	Institutional | VSFIX	R6 | VSFSX

Federated Clover Small Value Fund
Successor to the Touchstone Diversified Small Cap Value Fund Established 1996

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2017 through March 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Table (unaudited)
At March 31, 2018, the Fund's portfolio composition1 was as follows:
Sector Composition	Percentage of Total Net Assets
Financials	28.8%
Industrials	13.3%
Information Technology	11.7%
Energy	8.3%
Consumer Discretionary	8.0%
Real Estate	7.2%
Health Care	5.8%
Utilities	5.6%
Materials	4.3%
Consumer Staples	2.5%
Telecommunication Services	1.7%
Cash Equivalents[2]	3.3%
Other Assets and Liabilities—Net[3]	(0.5)%
TOTAL	100.0%
1	Except for Cash Equivalents and Other Assets and Liabilities, sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
2	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
3	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
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1

Portfolio of Investments
March 31, 2018 (unaudited)
Shares			Value
		COMMON STOCKS—97.2%
		Consumer Discretionary—8.0%
212,525	[1]	Adtalem Global Education, Inc.	$10,105,564
90,925	[1]	Asbury Automotive Group, Inc.	6,137,437
89,800		Big Lots, Inc.	3,908,994
205,400	[1]	CROCs, Inc.	3,337,750
392,600	[1]	Gray Television, Inc.	4,986,020
110,350		Nexstar Media Group, Inc., Class A	7,338,275
183,400		Sinclair Broadcast Group, Inc.	5,740,420
110,200		Tenneco, Inc.	6,046,674
		TOTAL	47,601,134
		Consumer Staples—2.5%
382,775		Cott Corp.	5,634,448
350,500	[1]	Hostess Brands, Inc.	5,183,895
271,800	[1]	The Simply Good Foods Co.	3,731,814
		TOTAL	14,550,157
		Energy—8.3%
628,925	[1]	Callon Petroleum Corp.	8,326,967
309,525	[1]	Carrizo Oil & Gas, Inc.	4,952,400
257,200		Golar LNG Ltd.	7,036,992
911,200	[1]	Helix Energy Solutions Group, Inc.	5,275,848
179,425		PBF Energy, Inc.	6,082,508
405,875	[1]	Ring Energy, Inc.	5,824,306
775,850	[1]	SRC Energy, Inc.	7,316,265
172,950		US Silica Holdings, Inc.	4,413,684
		TOTAL	49,228,970
		Financials—28.8%
266,075		American Equity Investment Life Holding Co.	7,811,962
209,671		Argo Group International Holdings Ltd.	12,035,141
618,250		Brightsphere Investment Group PLC	9,743,620
135,800		CNO Financial Group, Inc.	2,942,786
279,564		Chemical Financial Corp.	15,286,560
1,359,775		FNB Corp. (PA)	18,288,974
155,000		First Interstate BancSystem, Inc., Class A	6,130,250
698,350		First Midwest Bancorp, Inc.	17,172,426
313,850	[1]	Flagstar Bancorp, Inc.	11,110,290
350,850		Heritage Insurance Holdings, Inc.	5,318,886
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Shares			Value
		COMMON STOCKS—continued
		Financials—continued
221,350		Iberiabank Corp.	$17,265,300
652,925		Invesco Mortgage Capital, Inc.	10,694,911
234,775		MB Financial, Inc.	9,503,692
245,675	[1]	OneMain Holdings, Inc.	7,355,509
75,275		Popular, Inc.	3,132,946
382,225		Radian Group, Inc.	7,277,564
212,925		Sterling Bancorp	4,801,459
90,000		WSFS Financial Corp.	4,311,000
		TOTAL	170,183,276
		Health Care—5.8%
177,350	[1]	Allscripts Healthcare Solutions, Inc.	2,190,273
120,100	[1]	Emergent Biosolutions, Inc.	6,323,265
312,875	[1]	Horizon Pharma PLC	4,442,825
47,325	[1]	Livanova PLC	4,188,263
128,575	[1]	Medpace Holdings, Inc.	4,488,553
80,000	[1]	NuVasive, Inc.	4,176,800
32,125	[1]	Puma Biotechnology, Inc.	2,186,106
53,150	[1]	Repligen Corp.	1,922,967
219,941	[1]	Wright Medical Group, Inc.	4,363,629
		TOTAL	34,282,681
		Industrials—13.3%
151,125	[1]	Atlas Air Worldwide Holdings, Inc.	9,135,506
69,725	[1]	Dycom Industries, Inc.	7,504,502
155,375		Greenbrier Cos., Inc.	7,807,594
83,200		Hyster-Yale Materials Handling, Inc.	5,818,176
112,200	[1]	KLX, Inc.	7,972,932
186,450		Kennametal, Inc.	7,487,832
179,325	[1]	MRC Global, Inc.	2,948,103
61,209		Unifirst Corp.	9,894,435
358,325		Wabash National Corp.	7,456,743
381,150	[1]	Welbilt, Inc.	7,413,367
138,425		Werner Enterprises, Inc.	5,052,513
		TOTAL	78,491,703
		Information Technology—11.7%
300,775		Benchmark Electronics, Inc.	8,978,134
300,550	[1]	Insight Enterprises, Inc.	10,498,211
196,525	[1]	Kemet Corp.	3,562,998
163,800	[1]	MaxLinear, Inc.	3,726,450
Semi-Annual Shareholder Report
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Shares			Value
		COMMON STOCKS—continued
		Information Technology—continued
102,450	[1]	Netgear, Inc.	$5,860,140
232,775	[1]	NetScout Systems, Inc.	6,133,621
508,850	[1]	Presidio, Inc.	7,958,414
595,300	[1]	TTM Technologies	9,102,137
188,275	[1]	WNS Holdings Ltd., ADR	8,534,506
398,200	[1]	Xcerra Corp.	4,639,030
		TOTAL	68,993,641
		Materials—4.3%
179,125		Carpenter Technology Corp.	7,902,995
295,050		Commercial Metals Corp.	6,036,723
259,575	[1,2]	Ferroglobe Representation & Warranty Insurance Trust	0
255,675	[1]	Owens-Illinois, Inc.	5,537,921
409,325	[1]	PQ Group Holdings, Inc.	5,718,270
		TOTAL	25,195,909
		Real Estate—7.2%
382,675		Chesapeake Lodging Trust	10,642,192
1,190,800		Cousins Properties, Inc.	10,336,144
302,500		Healthcare Realty Trust, Inc.	8,382,275
526,950		Lexington Realty Trust	4,147,097
330,425		Washington Real Estate Investment Trust	9,020,602
		TOTAL	42,528,310
		Telecommunication Services—1.7%
428,450	[1]	Orbcomm, Inc.	4,014,577
587,350	[1]	Vonage Holdings Corp.	6,255,277
		TOTAL	10,269,854
		Utilities—5.6%
156,925		Allete, Inc.	11,337,831
172,200		El Paso Electric Co.	8,782,200
181,125		Spire, Inc.	13,095,338
		TOTAL	33,215,369
		TOTAL COMMON STOCKS (IDENTIFIED COST $512,343,740)	574,541,004
Semi-Annual Shareholder Report
4

Shares		Value
	INVESTMENT COMPANY—3.3%
19,485,982	Federated Institutional Prime Value Obligations Fund, Institutional Shares, 1.78%[3] (IDENTIFIED COST $19,483,433)	$19,482,085
	TOTAL INVESTMENT IN SECURITIES—100.5% (IDENTIFIED COST $531,827,173)[4]	594,023,089
	OTHER ASSETS AND LIABILITIES - NET—(0.5)%[5]	(2,788,472)
	TOTAL NET ASSETS—100%	$591,234,617
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the six months ended March 31, 2018, were as follows:
Federated Institutional Prime Value Obligations Fund, Institutional Shares
Balance of Shares Held 9/30/2017	15,062,161
Purchases/Additions	119,894,925
Sales/Reductions	(115,471,104)
Balance of Shares Held 3/31/2018	19,485,982
Value	$19,482,085
Change in Unrealized Appreciation/Depreciation	$(1,944)
Net Realized Gain/(Loss)	$(2,820)
Dividend Income	$102,827
1	Non-income-producing security.
2	Market quotations and price evaluations are not available. Fair value determined using significant unobservable inputs in accordance with procedures established by and under the general supervision of the Fund's Board of Trustees (the “Trustees”).
3	7-day net yield.
4	Also represents cost for federal tax purposes.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
Semi-Annual Shareholder Report
5

The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$533,978,708	$—	$—	$533,978,708
International	40,562,296	—	0	40,562,296
Investment Company	19,482,085	—	—	19,482,085
TOTAL SECURITIES	$594,023,089	$—	$0	$594,023,089
The following acronym is used throughout this portfolio:
ADR	—American Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
6

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.16	$24.82	$23.20	$26.29	$24.91	$21.50
Income From Investment Operations:
Net investment income (loss)	0.00[1,2]	0.17[1]	0.16[1]	(0.03)[1]	0.23[1]	0.37[1]
Net realized and unrealized gain (loss)	0.00[2]	4.80	1.96	(0.19)	2.55	4.17
TOTAL FROM INVESTMENT OPERATIONS	0.00[2]	4.97	2.12	(0.22)	2.78	4.54
Less Distributions:
Distributions from net investment income	(0.11)	(0.14)	(0.06)	(0.14)	(0.26)	(0.13)
Distributions from net realized gain	(4.18)	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)
TOTAL DISTRIBUTIONS	(4.29)	(0.63)	(0.50)	(2.87)	(1.40)	(1.13)
Net Asset Value, End of Period	$24.87	$29.16	$24.82	$23.20	$26.29	$24.91
Total Return[3]	(0.33)%	20.24%	9.27%	(1.51)%	11.40%	22.37%
Ratios to Average Net Assets:
Net expenses	1.27%[4]	1.27%	1.26%	1.26%	1.26%	1.26%
Net investment income (loss)	0.00%[4]	0.64%	0.70%	(0.13)%	0.87%	1.60%
Expense waiver/reimbursement[5]	0.17%[4]	0.17%	0.15%	0.18%	0.17%	0.24%
Supplemental Data:
Net assets, end of period (000 omitted)	$100,620	$102,606	$126,015	$149,579	$159,674	$150,854
Portfolio turnover	36%	66%	89%	83%	73%	99%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
7

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$27.91	$23.83	$22.40	$25.55	$24.29	$21.01
Income From Investment Operations:
Net investment income (loss)	(0.10)[1]	(0.03)[1]	(0.01)[1]	(0.21)[1]	0.03[1]	0.18[1]
Net realized and unrealized gain (loss)	0.00[2]	4.60	1.88	(0.18)	2.48	4.10
TOTAL FROM INVESTMENT OPERATIONS	(0.10)	4.57	1.87	(0.39)	2.51	4.28
Less Distributions:
Distributions from net investment income	—	—	(0.00)[2]	(0.03)	(0.11)	—
Distributions from net realized gain	(4.18)	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)
TOTAL DISTRIBUTIONS	(4.18)	(0.49)	(0.44)	(2.76)	(1.25)	(1.00)
Net Asset Value, End of Period	$23.63	$27.91	$23.83	$22.40	$25.55	$24.29
Total Return[3]	(0.72)%	19.34%	8.47%	(2.24)%	10.54%	21.46%
Ratios to Average Net Assets:
Net expenses	2.02%[4]	2.02%	2.01%	2.01%	2.01%	2.01%
Net investment income (loss)	(0.76)%[4]	(0.12)%	(0.05)%	(0.85)%	0.12%	0.80%
Expense waiver/reimbursement[5]	0.16%[4]	0.16%	0.18%	0.17%	0.18%	0.26%
Supplemental Data:
Net assets, end of period (000 omitted)	$19,071	$22,462	$21,253	$23,961	$24,664	$21,624
Portfolio turnover	36%	66%	89%	83%	73%	99%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
8

Financial Highlights–Class R Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$28.78	$24.51	$22.91	$25.99	$24.68	$21.39
Income From Investment Operations:
Net investment income (loss)	(0.00)[1,2]	0.16[1]	0.15[1]	(0.05)[1]	0.24[1]	0.35[1]
Net realized and unrealized gain (loss)	(0.01)	4.74	1.93	(0.20)	2.46	4.11
TOTAL FROM INVESTMENT OPERATIONS	(0.01)	4.90	2.08	(0.25)	2.70	4.46
Less Distributions:
Distributions from net investment income	(0.12)	(0.14)	(0.04)	(0.10)	(0.25)	(0.17)
Distributions from net realized gain	(4.18)	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)
TOTAL DISTRIBUTIONS	(4.30)	(0.63)	(0.48)	(2.83)	(1.39)	(1.17)
Net Asset Value, End of Period	$24.47	$28.78	$24.51	$22.91	$25.99	$24.68
Total Return[3]	(0.37)%	20.22%	9.23%	(1.63)%	11.20%	22.10%
Ratios to Average Net Assets:
Net expenses	1.29%[4]	1.28%	1.32%	1.38%	1.47%	1.46%
Net investment income (loss)	(0.02)%[4]	0.61%	0.67%	(0.19)%	0.93%	1.54%
Expense waiver/reimbursement[5]	0.36%[4]	0.36%	0.33%	0.28%	0.29%	0.34%
Supplemental Data:
Net assets, end of period (000 omitted)	$14,466	$15,302	$13,010	$9,721	$7,864	$8,431
Portfolio turnover	36%	66%	89%	83%	73%	99%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
9

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$29.30	$24.93	$23.31	$26.40	$25.01	$21.58
Income From Investment Operations:
Net investment income	0.03[1]	0.24[1]	0.22[1]	0.03[1]	0.30[1]	0.43[1]
Net realized and unrealized gain (loss)	0.00[2]	4.83	1.96	(0.19)	2.55	4.18
TOTAL FROM INVESTMENT OPERATIONS	0.03	5.07	2.18	(0.16)	2.85	4.61
Less Distributions:
Distributions from net investment income	(0.20)	(0.21)	(0.12)	(0.20)	(0.32)	(0.18)
Distributions from net realized gain	(4.18)	(0.49)	(0.44)	(2.73)	(1.14)	(1.00)
TOTAL DISTRIBUTIONS	(4.38)	(0.70)	(0.56)	(2.93)	(1.46)	(1.18)
Net Asset Value, End of Period	$24.95	$29.30	$24.93	$23.31	$26.40	$25.01
Total Return[3]	(0.25)%	20.56%	9.54%	(1.26)%	11.66%	22.67%
Ratios to Average Net Assets:
Net expenses	1.02%[4]	1.02%	1.01%	1.01%	1.01%	1.01%
Net investment income	0.24%[4]	0.87%	0.95%	0.14%	1.13%	1.86%
Expense waiver/reimbursement[5]	0.12%[4]	0.13%	0.12%	0.11%	0.11%	0.15%
Supplemental Data:
Net assets, end of period (000 omitted)	$408,186	$467,881	$468,727	$498,468	$480,796	$353,785
Portfolio turnover	36%	66%	89%	83%	73%	99%
1	Per share numbers have been calculated using the average shares method.
2	Represents less than $0.01.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
10

Financial Highlights–Class R6 Shares
(For a Share Outstanding Throughout Each Period)
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017	Period Ended 9/30/2016[1]
Net Asset Value, Beginning of Period	$29.19	$24.84	$21.94
Income From Investment Operations:
Net investment income	0.07[2]	0.25[2]	0.13[2]
Net realized and unrealized gain (loss)	(0.02)	4.80	2.77
TOTAL FROM INVESTMENT OPERATIONS	0.05	5.05	2.90
Less Distributions:
Distributions from net investment income	(0.20)	(0.21)	—
Distributions from net realized gain	(4.18)	(0.49)	—
TOTAL DISTRIBUTIONS	(4.38)	(0.70)	—
Net Asset Value, End of Period	$24.86	$29.19	$24.84
Total Return[3]	(0.16)%	20.58%	13.22%
Ratios to Average Net Assets:
Net expenses	0.95%[4]	0.95%	0.94%[4]
Net investment income	0.51%[4]	0.94%	1.07%[4]
Expense waiver/reimbursement[5]	0.11%[4]	0.11%	0.11%[4]
Supplemental Data:
Net assets, end of period (000 omitted)	$48,891	$11,006	$7,207
Portfolio turnover	36%	66%	89%[6]
1	Reflects operations for the period from March 29, 2016 (date of initial investment) to September 30, 2016.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	This expense decrease is reflected in both the net expense and the net investment income ratios shown above.
6	Portfolio turnover is calculated at the Fund level. Percentage indicated was calculated for the year ended September 30, 2016.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
11

Statement of Assets and Liabilities
March 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $19,482,085 of investment in an affiliated holding (identified cost $531,827,173)		$594,023,089
Cash		1,677,690
Income receivable		965,132
Income receivable from an affiliated holding		23,456
Receivable for shares sold		470,226
TOTAL ASSETS		597,159,593
Liabilities:
Payable for investments purchased	$5,201,931
Payable for shares redeemed	415,346
Payable to adviser (Note 5)	37,745
Payable for administrative fees (Note 5)	3,850
Payable for Directors'/Trustees' fees (Note 5)	197
Payable for distribution services fee (Note 5)	15,497
Payable for other service fees (Notes 2 and 5)	29,840
Accrued expenses (Note 5)	220,570
TOTAL LIABILITIES		5,924,976
Net assets for 23,771,639 shares outstanding		$591,234,617
Net Assets Consist of:
Paid-in capital		$500,093,862
Net unrealized appreciation		62,195,916
Accumulated net realized gain		28,854,522
Undistributed net investment income		90,317
TOTAL NET ASSETS		$591,234,617
Semi-Annual Shareholder Report
12

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($100,619,891 ÷ 4,046,364 shares outstanding), no par value, unlimited shares authorized	$24.87
Offering price per share (100/94.50 of $24.87)	$26.32
Redemption proceeds per share	$24.87
Class C Shares:
Net asset value per share ($19,070,903 ÷ 807,209 shares outstanding), no par value, unlimited shares authorized	$23.63
Offering price per share	$23.63
Redemption proceeds per share (99.00/100 of $23.63)	$23.39
Class R Shares:
Net asset value per share ($14,466,474 ÷ 591,160 shares outstanding), no par value, unlimited shares authorized	$24.47
Offering price per share	$24.47
Redemption proceeds per share	$24.47
Institutional Shares:
Net asset value per share ($408,186,392 ÷ 16,360,117 shares outstanding), no par value, unlimited shares authorized	$24.95
Offering price per share	$24.95
Redemption proceeds per share	$24.95
Class R6 Shares:
Net asset value per share ($48,890,957 ÷ 1,966,789 shares outstanding), no par value, unlimited shares authorized	$24.86
Offering price per share	$24.86
Redemption proceeds per share	$24.86
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report
13

Statement of Operations
Six Months Ended March 31, 2018 (unaudited)
Investment Income:
Dividends (including $102,827 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $9,800)			$3,879,149
Expenses:
Investment adviser fee (Note 5)		$2,748,561
Administrative fee (Note 5)		244,831
Custodian fees		15,851
Transfer agent fee (Note 2)		311,060
Directors'/Trustees' fees (Note 5)		3,127
Auditing fees		16,029
Legal fees		4,711
Portfolio accounting fees		71,061
Distribution services fee (Note 5)		117,194
Other service fees (Notes 2 and 5)		154,181
Share registration costs		38,078
Printing and postage		23,229
Miscellaneous (Note 5)		14,476
TOTAL EXPENSES		3,762,389
Waivers and Reimbursements:
Waiver/reimbursement of investment adviser fee (Note 5)	$(341,240)
Waiver/reimbursement of other operating expenses (Notes 2 and 5)	(73,420)
TOTAL WAIVERS AND REIMBURSEMENTS		(414,660)
Net expenses			3,347,729
Net investment income			531,420
Realized and Unrealized Gain (Loss) on Investments:
Net realized gain on investments (including net realized loss of $(2,820) on sales of investments in an affiliated holding)			50,124,318
Net change in unrealized depreciation of investments (including net change in unrealized depreciation of $(1,944) on investments in an affiliated holding)			(51,335,434)
Net realized and unrealized loss on investments			(1,211,116)
Change in net assets resulting from operations			$(679,696)
See Notes which are an integral part of the Financial Statements
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Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income	$531,420	$5,053,512
Net realized gain	50,124,318	78,391,296
Net change in unrealized appreciation/depreciation	(51,335,434)	30,879,409
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(679,696)	114,324,217
Distributions to Shareholders:
Distributions from net investment income
Class A Shares	(436,860)	(704,486)
Class R Shares	(75,434)	(76,123)
Institutional Shares	(3,218,422)	(3,628,960)
Class R6 Shares	(391,929)	(68,019)
Distributions from net realized gain on investments
Class A Shares	(14,309,050)	(2,433,630)
Class C Shares	(3,225,243)	(417,657)
Class R Shares	(2,189,664)	(264,141)
Institutional Shares	(60,530,302)	(8,460,069)
Class R6 Shares	(7,045,167)	(144,174)
CHANGE IN NET ASSETS RESULTING FROM DISTRIBUTIONS TO SHAREHOLDERS	(91,422,071)	(16,197,259)
Share Transactions:
Proceeds from sale of shares	95,430,158	154,703,790
Net asset value of shares issued to shareholders in payment of distributions declared	83,637,768	14,751,219
Cost of shares redeemed	(114,987,849)	(284,537,558)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	64,080,077	(115,082,549)
Change in net assets	(28,021,690)	(16,955,591)
Net Assets:
Beginning of period	619,256,307	636,211,898
End of period (including undistributed net investment income of $90,317 and $3,681,542, respectively)	$591,234,617	$619,256,307
See Notes which are an integral part of the Financial Statements
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Notes to Financial Statements
March 31, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Clover Small Value Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers five classes of shares: Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T Share class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
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If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Global Investment Management Corp. (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
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The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
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Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waivers and reimbursements of $414,660 is disclosed in various locations in this Note 2 and Note 5. For the six months ended March 31, 2018, transfer agent fees for the Fund were as follows:
	Transfer Agent Fees Incurred	Transfer Agent Fees Reimbursed
Class A Shares	$73,385	$(28,432)
Class C Shares	14,815	(5,458)
Class R Shares	8,020	—
Institutional Shares	211,356	(20,675)
Class R6 Shares	3,484	—
TOTAL	$311,060	$(54,565)
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. This waiver can be modified or terminated at any time. For the six months ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$127,717
Class C Shares	26,464
TOTAL	$154,181
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund
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recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
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3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	523,885	$13,640,242	917,424	$24,844,417
Shares issued to shareholders in payment of distributions declared	555,218	14,178,190	113,805	3,058,678
Shares redeemed	(551,237)	(14,681,690)	(2,589,460)	(70,233,405)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	527,866	$13,136,742	(1,558,231)	$(42,330,310)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	56,408	$1,434,063	213,054	$5,568,837
Shares issued to shareholders in payment of distributions declared	128,712	3,114,820	15,720	403,686
Shares redeemed	(182,833)	(4,635,643)	(315,786)	(8,207,184)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	2,287	$(86,760)	(87,012)	$(2,234,661)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class R Shares:	Shares	Amount	Shares	Amount
Shares sold	82,543	$2,151,733	167,781	$4,481,671
Shares issued to shareholders in payment of distributions declared	88,232	2,218,821	12,480	331,053
Shares redeemed	(111,295)	(2,917,823)	(179,400)	(4,821,283)
NET CHANGE RESULTING FROM CLASS R SHARE TRANSACTIONS	59,480	$1,452,731	861	$(8,559)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	1,420,838	$37,534,862	4,239,142	$115,590,114
Shares issued to shareholders in payment of distributions declared	2,206,306	56,688,861	397,770	10,745,613
Shares redeemed	(3,238,121)	(90,138,009)	(7,467,080)	(199,218,739)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	389,023	$4,085,714	(2,830,168)	$(72,883,012)
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	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class R6 Shares:	Shares	Amount	Shares	Amount
Shares sold	1,399,733	$40,669,258	154,512	$4,218,751
Shares issued to shareholders in payment of distributions declared	290,461	7,437,076	7,883	212,189
Shares redeemed	(100,385)	(2,614,684)	(75,605)	(2,056,947)
NET CHANGE RESULTING FROM CLASS R6 SHARE TRANSACTIONS	1,589,809	$45,491,650	86,790	$2,373,993
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	2,568,465	$64,080,077	(4,387,760)	$(115,082,549)
4. FEDERAL TAX INFORMATION
At March 31, 2018, the cost of investments for federal tax purposes was $531,827,173. The net unrealized appreciation of investments for federal tax purposes was $62,195,916. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $79,173,607 and net unrealized depreciation from investments for those securities having an excess of cost over value of $16,977,691.
5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 0.90% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the Adviser voluntarily waived $335,052 of its fee. In addition, for the six months ended March 31, 2018, an affiliate of the Adviser reimbursed $54,565 of transfer agent fees.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2018, the Adviser reimbursed $6,188.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
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Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares, Class C Shares and Class R Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Class R Shares	0.50%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, distribution services fees for the Fund were as follows:
	Distribution Services Fees Incurred	Distribution Services Fees Waived
Class C Shares	$79,484	$—
Class R Shares	37,710	(18,855)
TOTAL	$117,194	$(18,855)
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2018, FSC retained $4,382 of fees paid by the Fund. For the six months ended March 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2018, FSC retained $2,162 in sales charges from the sale of Class A Shares. FSC also retained $481 relating to redemptions of Class C Shares.
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Other Service Fees
For the six months ended March 31, 2018, FSSC received $7,786 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares, Class R Shares, Institutional Shares and Class R6 Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.26%, 2.01%, 1.40%, 1.01% and 0.94% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2018, were as follows:
Purchases	$216,420,215
Sales	$243,625,385
7. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the six months ended March 31, 2018, the Fund did not utilize the LOC.
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8. CONCENTRATION OF RISK
A substantial part of the Fund's portfolio may be comprised of obligations of banks. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the six months ended March 31, 2018, the program was not utilized.
10. subsequent events
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
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Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
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Please note that the expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$996.70	$6.32
Class C Shares	$1,000	$992.80	$10.04
Class R Shares	$1,000	$996.30	$6.42
Institutional Shares	$1,000	$997.50	$5.08
Class R6 Shares	$1,000	$998.40	$4.73
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,018.60	$6.39
Class C Shares	$1,000	$1,014.80	$10.15
Class R Shares	$1,000	$1,018.50	$6.49
Institutional Shares	$1,000	$1,019.80	$5.14
Class R6 Shares	$1,000	$1,020.20	$4.78
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	1.27%
Class C Shares	2.02%
Class R Shares	1.29%
Institutional Shares	1.02%
Class R6 Shares	0.95%
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Evaluation and Approval of Advisory Contract–May 2017
Federated Clover Small Value Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
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Board also considered management fees charged to institutional and other clients of Federated Global Investment Management Corp. (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
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audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
The Senior Officer noted that the services, administrative responsibilities and risks associated with such relationships are quite different than serving as a primary adviser to a fund.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
The Fund's performance fell below the median of the relevant peer group for the one-year, three-year and five-year periods covered by the Senior Officer's Evaluation. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
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Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
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enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
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Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
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Federated Clover Small Value Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 314172289
CUSIP 314172271
CUSIP 314172172
CUSIP 314172263
CUSIP 31421N808
40449 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.
Semi-Annual Shareholder Report
March 31, 2018
Share Class | Ticker	A | BEARX	C | PBRCX	Institutional | PBRIX

Federated Prudent Bear Fund
Successor to the Prudent Bear Fund Established 1995

A Portfolio of Federated Equity Funds
Dear Valued Shareholder,
I am pleased to present the Semi-Annual Shareholder Report for your fund covering the period from October 1, 2017 through March 31, 2018. This report includes a complete listing of your fund's holdings, performance information and financial statements along with other important fund information.
In addition, our website, FederatedInvestors.com, offers easy access to Federated resources that include timely fund updates, economic and market insights from our investment strategists, and financial planning tools. We invite you to register to take full advantage of its capabilities.
Thank you for investing with Federated. I hope you find this information useful and look forward to keeping you informed.
Sincerely,
J. Christopher Donahue, President

Not FDIC Insured ■ May Lose Value ■ No Bank Guarantee

Portfolio of Investments Summary Tables (unaudited)
At March 31, 2018, the Fund's portfolio composition was as follows:
Percentage of Total Net Assets
Securities Sold Short	(92.8)%
Derivative Contracts—Short (notional value)[1]	(50.6)%
Common Stocks	58.8%
U.S. Treasury Securities	34.0%
Other Security Type[2]	0.3%
Cash Equivalents[3]	12.3%
Adjustment for Derivative Contracts (notional value)[1]	52.9%
Collateral on Deposit for Securities Sold Short	91.4%
Other Assets and Liabilities—Net[4]	(6.3)%
TOTAL	100.0%
1	Derivative contracts may consist of futures, forwards, options and swaps. More complete information regarding the Fund's direct investments in derivative contracts, including unrealized appreciation (depreciation), value and notional values or amounts of such contracts, can be found in the table at the end of the Portfolio of Investments included in this Report.
2	Other Security Type consists of purchased call options.
3	Cash Equivalents include any investments in money market mutual funds and/or overnight repurchase agreements.
4	Assets, other than investments in securities, securities sold short, derivative contracts and collateral on deposit for securities sold short, less liabilities. See Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

At March 31, 2018, the Fund's sector composition5 for its short positions was as follows:
Sector Composition	Percentage of Total Securities Sold Short[6]
Broad Equity Index	40.0%
Information Technology	15.7%
Consumer Discretionary	13.8%
Industrials	5.8%
Financials	5.0%
Consumer Staples	4.9%
Real Estate	4.6%
Telecommunications	2.7%
Health Care	2.5%
Energy	2.5%
Utilities	1.3%
Materials	1.2%
TOTAL	100.0%
5	Sector classifications are based upon, and individual portfolio securities are assigned to, the classifications of the Global Industry Classification Standard (GICS) except that the Adviser assigns a classification to securities not classified by the GICS and to securities for which the Adviser does not have access to the classification made by the GICS.
6	Includes any short positions on futures contracts.
Semi-Annual Shareholder Report

Portfolio of Investments
March 31, 2018 (unaudited)
Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—58.8%
		Consumer Discretionary—6.7%
5,000		Bayerische Motoren Werke AG	$542,627
84,000	[1]	Caesars Entertainment Corp.	945,000
31,000		General Motors Co.	1,126,540
10,900		Home Depot, Inc.	1,942,816
36,000		KB HOME	1,024,200
8,000		Las Vegas Sands Corp.	575,200
7,200		McDonald's Corp.	1,125,936
40,000		Melco Resorts & Entertainment, ADR	1,159,200
355	[1]	NVR, Inc.	994,000
35,000		Pulte Group, Inc.	1,032,150
13,500		Subaru Corp.	446,829
9,000		TJX Cos., Inc.	734,040
3,000	[1]	Ulta Beauty, Inc.	612,810
		TOTAL	12,261,348
		Energy—2.1%
90,000	[1]	Callon Petroleum Corp.	1,191,600
8,000		Diamondback Energy, Inc.	1,012,160
20,000		Enterprise Products Partners LP	489,600
38,500	[1]	Parsley Energy, Inc.	1,116,115
		TOTAL	3,809,475
		Financials—9.0%
56,500		Bank of America Corp.	1,694,435
11,700	[1]	Berkshire Hathaway, Inc.	2,333,916
1,500		BlackRock, Inc.	812,580
12,100		Capital One Financial Corp.	1,159,422
29,800		Citigroup, Inc.	2,011,500
30,000		Credit Suisse Group AG	503,384
55,000		Deutsche Bank AG	768,900
3,600		Goldman Sachs Group, Inc.	906,696
19,000		JPMorgan Chase & Co.	2,089,430
10,400		PNC Financial Services Group	1,572,896
6,700		Prudential Financial, Inc.	693,785
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Financials—continued
38,000		Wells Fargo & Co.	$1,991,580
		TOTAL	16,538,524
		Health Care—8.2%
19,700		AbbVie, Inc.	1,864,605
5,000		Aetna, Inc.	845,000
15,000	[1]	Aimmune Therapeutics, Inc.	477,450
5,000	[1]	Alexion Pharmaceuticals, Inc.	557,300
40,000	[1]	Array BioPharma, Inc.	652,800
3,000	[1]	BeiGene Ltd., ADR	504,000
6,200	[1]	BioMarin Pharmaceutical, Inc.	502,634
3,000	[1]	Bluebird Bio, Inc.	512,250
14,000		Bristol-Myers Squibb Co.	885,500
6,000	[1]	Centene Corp.	641,220
4,500		Cigna Corp.	754,830
8,300	[1]	Clovis Oncology, Inc.	438,240
8,200		Danaher Corp.	802,862
19,000	[1]	Exelixis, Inc.	420,850
7,600	[1]	Jazz Pharmaceuticals PLC	1,147,524
37,500		Pfizer, Inc.	1,330,875
16,000	[1]	Revance Therapeutics, Inc.	492,800
6,300		UnitedHealth Group, Inc.	1,348,200
4,500	[1]	Vertex Pharmaceuticals, Inc.	733,410
		TOTAL	14,912,350
		Industrials—4.1%
10,000		American Airlines Group, Inc.	519,600
6,900		Cummins, Inc.	1,118,421
36,000		Delta Air Lines, Inc.	1,973,160
4,200		Fanuc Ltd.	1,068,936
19,000		Southwest Airlines Co.	1,088,320
50,000		Wabash National Corp.	1,040,500
6,000	[1]	XPO Logistics, Inc.	610,860
		TOTAL	7,419,797
		Information Technology—16.2%
2,590	[1]	Alphabet, Inc., Class A	2,686,193
2,550	[1]	Alphabet, Inc., Class C	2,631,064
14,000		Applied Materials, Inc.	778,540
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Information Technology—continued
5,200	[1]	Check Point Software Technologies Ltd.	$516,568
21,000	[1]	Ciena Corp.	543,900
33,500		Cisco Systems, Inc.	1,436,815
7,500		Cognizant Technology Solutions Corp.	603,750
4,500	[1]	Coherent, Inc.	843,300
15,000	[1]	eBay, Inc.	603,600
15,400	[1]	Facebook, Inc.	2,460,766
10,000	[1]	Fortinet, Inc.	535,800
7,300		IBM Corp.	1,120,039
42,000	[1]	Ichor Holdings Ltd.	1,016,820
39,000		Intel Corp.	2,031,120
3,600		Lam Research Corp.	731,376
10,000		Microchip Technology, Inc.	913,600
15,000	[1]	Micron Technology, Inc.	782,100
33,200		Microsoft Corp.	3,030,164
31,000		Open Text Corp.	1,078,800
37,000		Oracle Corp.	1,692,750
870		Samsung Electronics Co. Ltd.	2,027,411
7,000	[1]	Synopsys, Inc.	582,680
7,900	[1]	VMware, Inc., Class A	958,033
		TOTAL	29,605,189
		Materials—6.8%
10,000		Albemarle Corp.	927,400
1,000,000		Angang Steel Co., Ltd.	966,683
300,000	[1]	Atlantic Gold Corp.	458,726
92,000	[1]	Detour Gold Corp.	931,175
81,000		Goldcorp, Inc., Class A	1,119,420
125,000		HudBay Minerals, Inc.	884,853
61,000		Interfor Corp., Class A	1,112,190
26,652		Norbord, Inc.	966,286
18,000		Nucor Corp.	1,099,620
29,500		Olin Corp.	896,505
21,000		RPM International, Inc.	1,001,070
21,000		Rio Tinto PLC, ADR	1,082,130
20,000		United States Steel Corp.	703,800
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount			Value
		COMMON STOCKS—continued
		Materials—continued
220,000	[1]	Wesdome Gold Mines Ltd.	$334,692
		TOTAL	12,484,550
		Real Estate—2.7%
4,300		Alexandria Real Estate Equities, Inc.	537,027
13,500		American Campus Communities, Inc.	521,370
275,000		China Overseas Land & Investment Ltd.	966,739
9,400		DCT Industrial Trust, Inc.	529,596
7,500		Kilroy Realty Corp.	532,200
3,100		Public Storage, Inc.	621,209
33,500		Weyerhaeuser Co.	1,172,500
		TOTAL	4,880,641
		Telecommunication Services—1.1%
58,000		AT&T, Inc.	2,067,700
		Utilities—1.9%
13,000		American Water Works Co., Inc.	1,067,690
29,000		Aqua America, Inc.	987,740
9,300		Duke Energy Corp.	720,471
15,500		Southern Co.	692,230
		TOTAL	3,468,131
		TOTAL COMMON STOCKS (IDENTIFIED COST $109,586,012)	107,447,705
		PURCHASED CALL OPTIONS—0.3%
1,800	[1]	SPDR S&P 500 ETF Trust, Notional Amount $47,367,000, Exercise Price $294.00, Expiration Date 6/15/2018	42,300
2,425	[1]	SPDR S&P 500 ETF Trust, Notional Amount $63,813,875, Exercise Price $280.00, Expiration Date 6/15/2018	385,575
350	[1]	SPDR S&P 500 ETF Trust, Notional Amount $9,210,250, Exercise Price $295.00, Expiration Date 1/18/2019	114,975
		TOTAL PURCHASED CALL OPTIONS (IDENTIFIED COST $1,325,600)	542,850
		U.S. TREASURIES—34.0%
		U.S. Treasury Notes—34.0%
$14,985,000		United States Treasury Note, 1.125%, 1/31/2019	14,863,912
48,000,000	[2]	United States Treasury Note, 1.375%, 1/15/2020	47,258,727
		TOTAL U.S. TREASURIES (IDENTIFIED COST $62,397,587)	62,122,639
Semi-Annual Shareholder Report

Shares, Contracts or Principal Amount		Value
	INVESTMENT COMPANY—12.3%
22,357,169	Federated Government Obligations Fund, Premier Shares, 1.57%[3] (IDENTIFIED COST $22,357,169)	$22,357,169
	TOTAL INVESTMENT IN SECURITIES—105.4% (IDENTIFIED COST $195,666,368)[4]	192,470,363
	OTHER ASSETS AND LIABILITIES - NET—(5.4)%[5]	(9,778,545)
	TOTAL NET ASSETS—100%	$182,691,818
SECURITIES SOLD SHORT—(92.8)%
Shares		Value
	Broad Equity Index—(6.8)%
47,000	SPDR S&P 500 ETF Trust	$12,368,050
	Consumer Discretionary—(19.9)%
45,000	Altice USA, Inc.	831,600
1,800	AutoZone, Inc.	1,167,642
5,200	Charter Communications, Inc.	1,618,344
8,000	Chipotle Mexican Grill, Inc.	2,584,880
43,000	Cinemark Holdings, Inc.	1,619,810
30,000	Comcast Corp., Class A	1,025,100
14,000	Ferrari NV	1,687,280
28,000	Garmin Ltd.	1,650,040
30,000	Gildan Activewear, Inc.	866,700
40,000	Hanesbrands, Inc.	736,800
27,000	Hasbro, Inc.	2,276,100
130,000	Mattel, Inc.	1,709,500
6,000	NetFlix, Inc.	1,772,100
35,000	New York Times Co., Class A	843,500
39,000	Nike, Inc., Class B	2,591,160
6,000	Pool Corp.	877,320
10,000	SPDR S&P Retail ETF	443,000
36,000	Target Corp.	2,499,480
9,900	Tesla Motors, Inc.	2,634,687
115,000	Under Armour, Inc.	1,650,250
16,000	Walt Disney Co.	1,607,040
40,000	Wayfair, Inc.	2,701,200
11,000	Yum! Brands, Inc.	936,430
	TOTAL	36,329,963
Semi-Annual Shareholder Report

Shares		Value
	Consumer Staples—(7.0)%
12,000	Colgate-Palmolive Co.	$860,160
37,500	Consumer Staples Select Sector SPDR Fund	1,973,625
5,000	Costco Wholesale Corp.	942,150
80,000	Coty, Inc., Class A	1,464,000
10,000	Kellogg Co.	650,100
8,000	Kimberly-Clark Corp.	881,040
17,300	Kraft Heinz Co./The	1,077,617
65,000	Kroger Co.	1,556,100
20,000	Mondelez International, Inc.	834,600
11,000	Procter & Gamble Co.	872,080
40,000	The Coca-Cola Co.	1,737,200
	TOTAL	12,848,672
	Energy—(3.6)%
30,000	Baker Hughes a GE Co. LLC	833,100
350,000	Chesapeake Energy Corp.	1,057,000
8,500	Energy Select Sector SPDR Fund	572,985
22,000	Exxon Mobil Corp.	1,641,420
10,000	Halliburton Co.	469,400
10,000	Hess Corp.	506,200
25,000	National Oilwell Varco, Inc.	920,250
10,000	Schlumberger Ltd.	647,800
	TOTAL	6,648,155
	Financials—(7.1)%
472,000	Financial Select Sector SPDR Fund	13,013,040
	Health Care—(3.6)%
80,000	Health Care Select Sector SPDR Fund	6,512,000
	Industrials—(8.3)%
70,000	ADT, Inc.	555,100
13,000	AGCO Corp.	843,050
46,000	CSX Corp.	2,562,660
205,000	General Electric Co.	2,763,400
3,000	Grainger (W.W.), Inc.	846,810
23,000	Industrial Select Sector SPDR Fund	1,708,670
10,000	Ingersoll-Rand PLC, Class A	855,100
12,500	Norfolk Southern Corp.	1,697,250
13,000	Rollins, Inc.	663,390
14,000	Toro Co.	874,300
24,000	Waste Connections, Inc.	1,721,760
	TOTAL	15,091,490
Semi-Annual Shareholder Report

Shares		Value
	Information Technology—(22.5)%
40,000	Advanced Micro Devices, Inc.	$402,000
4,000	Alliance Data Systems Corp.	851,440
14,000	Arrow Electronics, Inc.	1,078,280
4,000	ASML Holding N.V., ADR	794,240
370,000	Au Optronics Corp., ADR	1,690,900
14,000	CDW Corp.	984,340
14,000	Electronic Arts, Inc.	1,697,360
12,500	Nvidia Corp.	2,894,875
22,500	Salesforce.com, Inc.	2,616,750
2,000	ServiceNow, Inc.	330,900
3,000	Shopify, Inc.	373,770
11,000	Skyworks Solutions, Inc.	1,102,860
55,000	Snap, Inc., Class A	872,850
16,000	Splunk, Inc.	1,574,240
16,000	Square, Inc.	787,200
300,000	Technology Select Sector SPDR Fund	19,626,000
13,500	Workday, Inc.	1,715,985
42,000	Yelp, Inc.	1,753,500
	TOTAL	41,147,490
	Materials—(1.7)%
7,000	International Flavors & Fragrances, Inc.	958,370
6,000	Materials Select Sector SPDR Fund	341,640
16,000	PPG Industries, Inc.	1,785,600
	TOTAL	3,085,610
	Real Estate—(6.6)%
90,000	American Homes 4 Rent	1,807,200
7,500	Boston Properties, Inc.	924,150
8,000	Federal Realty Investment Trust	928,880
14,500	Lamar Advertising Co.	923,070
28,000	Regency Centers Corp.	1,651,440
5,000	SBA Communications Corp.	854,600
17,000	Simon Property Group, Inc.	2,623,950
10,000	SL Green Realty Corp.	968,300
5,000	Vanguard Real Estate ETF	377,350
14,000	Vornado Realty Trust L.P.	942,200
	TOTAL	12,001,140
	Telecommunication Services—(3.8)%
95,000	CenturyLink, Inc.	1,560,850
152,000	iShares Dow Jones U.S. Telecommunications Sector Index Fund	4,107,040
Semi-Annual Shareholder Report

Shares		Value
	Telecommunication Services—continued
280,000	Sprint Corp.	$1,366,400
	TOTAL	7,034,290
	Utilities—(1.9)%
70,000	Utilities Select Sector SPDR Fund	3,537,100
	TOTAL SECURITIES SOLD SHORT (PROCEEDS $167,276,664)	$169,617,000
At March 31, 2018, the Fund had the following outstanding futures contracts:
Description	Number of Contracts	Notional Value	Expiration Date	Value and Unrealized Appreciation
1S&P 500 E-Mini Index Short Futures	700	$92,505,000	June 2018	$4,243,650
Unrealized Appreciation on Futures Contracts and the Value of Securities Sold Short are included in “Other Assets and Liabilities—Net.”
Affiliated fund holdings are investment companies which are managed by the Adviser or an affiliate of the Adviser. Transactions with affiliated fund holdings during the period ended March 31, 2018, were as follows:
Federated Government Obligations Fund, Premier Shares
Balance of Shares Held 9/30/2017	6,149,220
Purchases/Additions	114,478,859
Sales/Reductions	(98,270,910)
Balance of Shares Held 3/31/2018	22,357,169
Value	$22,357,169
Change in Unrealized Appreciation/Depreciation	N/A
Net Realized Gain/(Loss)	N/A
Dividend Income	$30,281
1	Non-income-producing security.
2	All or a portion of this security is pledged as collateral to ensure the Fund is able to satisfy the obligations of its outstanding futures contracts.
3	7-day net yield.
4	The cost of investments for federal tax purposes amounts to $195,666,368.
5	Assets, other than investments in securities, less liabilities. See Statement of Assets and Liabilities.
Note: The categories of investments are shown as a percentage of total net assets at March 31, 2018.
Semi-Annual Shareholder Report

Various inputs are used in determining the value of the Fund's investments. These inputs are summarized in the three broad levels listed below:
Level 1—quoted prices in active markets for identical securities.
Level 2—other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.). Also includes securities valued at amortized cost.
Level 3—significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.
The following is a summary of the inputs used, as of March 31, 2018, in valuing the Fund's assets carried at fair value:
Valuation Inputs
	Level 1— Quoted Prices	Level 2— Other Significant Observable Inputs	Level 3— Significant Unobservable Inputs	Total
Equity Securities:
Common Stocks
Domestic	$88,860,632	$—	$—	$88,860,632
International	18,587,073	—	—	18,587,073
Debt Securities:
U.S. Treasuries	—	62,122,639	—	62,122,639
Purchased Call Options	542,850	—	—	542,850
Investment Company	22,357,169	—	—	22,357,169
TOTAL SECURITIES	$130,347,724	$62,122,639	—	$192,470,363
Other Financial Instruments
Assets
Securities Sold Short	$—	$—	$—	$—
Futures Contracts	4,243,650	—	—	4,243,650
Liabilities
Securities Sold Short	(169,617,000)	—	—	(169,617,000)
Futures Contracts	—	—	—	—
TOTAL OTHER FINANCIAL INSTRUMENTS	$(165,373,350)	$—	$—	$(165,373,350)
The following acronyms are used throughout this portfolio:
ADR	—American Depositary Receipt
ETF	—Exchange-Traded Fund
SPDR	—Standard & Poor's Depositary Receipt
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class A Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.27	$19.50	$22.70	$23.90	$29.30	$37.40
Income From Investment Operations:
Net investment income (loss)[2]	(0.07)	(0.25)	(0.26)	(0.50)	(0.80)	(0.90)
Net realized and unrealized gain (loss)	(0.54)	(2.98)	(2.94)	(0.70)	(4.60)	(7.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.61)	(3.23)	(3.20)	(1.20)	(5.40)	(8.10)
Net Asset Value, End of Period	$15.66	$16.27	$19.50	$22.70	$23.90	$29.30
Total Return[3]	(3.75)%	(16.56)%	(14.10)%	(5.02)%	(18.43)%	(21.66)%
Ratios to Average Net Assets:
Net expenses	3.42%[4]	3.34%	3.23%[5]	3.23%[5]	2.99%	2.75%[5]
Net expenses excluding dividends and other expenses related to short sales	1.80%[4]	1.78%	1.76%[5]	1.76%[5]	1.76%	1.75%[5]
Net investment income (loss)	(0.95)%[4]	(1.40)%	(1.22)%	(2.10)%	(2.90)%	(2.60)%
Expense waiver/reimbursement[6]	0.09%[4]	0.07%	0.04%	0.05%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$75,141	$82,782	$151,943	$176,614	$203,644	$321,969
Portfolio turnover	159%	315%	430%	394%	465%	498%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.23%, 3.23% and 2.74%, after taking into account these expense reductions for the years ended September 30, 2016, 2015 and 2013, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Class C Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$14.42	$17.41	$20.40	$21.70	$26.80	$34.40
Income From Investment Operations:
Net investment income (loss)[2]	(0.12)	(0.34)	(0.37)	(0.60)	(0.90)	(1.00)
Net realized and unrealized gain (loss)	(0.47)	(2.65)	(2.62)	(0.70)	(4.20)	(6.60)
TOTAL FROM INVESTMENT OPERATIONS	(0.59)	(2.99)	(2.99)	(1.30)	(5.10)	(7.60)
Net Asset Value, End of Period	$13.83	$14.42	$17.41	$20.40	$21.70	$26.80
Total Return[3]	(4.09)%	(17.17)%	(14.66)%	(5.99)%	(19.03)%	(22.09)%
Ratios to Average Net Assets:
Net expenses	4.18%[4]	4.09%	3.98%[5]	3.98%[5]	3.74%	3.50%[5]
Net expenses excluding dividends and other expenses related to short sales	2.55%[4]	2.53%	2.51%[5]	2.51%[5]	2.51%	2.50%[5]
Net investment income (loss)	(1.71)%[4]	(2.16)%	(1.98)%	(2.84)%	(3.65)%	(3.35)%
Expense waiver/reimbursement[6]	0.09%[4]	0.07%	0.04%	0.05%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$17,349	$18,278	$29,624	$35,556	$44,321	$66,494
Portfolio turnover	159%	315%	430%	394%	465%	498%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value, which does not reflect the sales charge, redemption fee or contingent deferred sales charge, if applicable. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 3.98%, 3.98% and 3.50%, after taking into account these expense reductions for the years ended September 30, 2016, 2015 and 2013, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Financial Highlights–Institutional Shares
(For a Share Outstanding Throughout Each Period)1
	Six Months Ended (unaudited) 3/31/2018	Year Ended September 30,
		2017	2016	2015	2014	2013
Net Asset Value, Beginning of Period	$16.63	$19.88	$23.00	$24.30	$29.70	$37.70
Income From Investment Operations:
Net investment income (loss)[2]	(0.05)	(0.20)	(0.20)	(0.40)	(0.70)	(0.80)
Net realized and unrealized gain (loss)	(0.55)	(3.05)	(2.92)	(0.90)	(4.70)	(7.20)
TOTAL FROM INVESTMENT OPERATIONS	(0.60)	(3.25)	(3.12)	(1.30)	(5.40)	(8.00)
Net Asset Value, End of Period	$16.03	$16.63	$19.88	$23.00	$24.30	$29.70
Total Return[3]	(3.61)%	(16.35)%	(13.57)%	(5.35)%	(18.18)%	(21.22)%
Ratios to Average Net Assets:
Net expenses	3.14%[4]	3.04%	2.93%[5]	2.97%[5]	2.72%	2.53%[5]
Net expenses excluding dividends and other expenses related to short sales	1.55%[4]	1.53%	1.51%[5]	1.51%[5]	1.51%	1.50%[5]
Net investment income (loss)	(0.67)%[4]	(1.09)%	(0.92)%	(1.85)%	(2.64)%	(2.38)%
Expense waiver/reimbursement[6]	0.09%[4]	0.06%	0.04%	0.05%	0.03%	0.00%[7]
Supplemental Data:
Net assets, end of period (000 omitted)	$90,202	$107,720	$172,765	$181,811	$202,690	$299,975
Portfolio turnover	159%	315%	430%	394%	465%	498%
1	On February 5, 2016, the Fund effected a 1 for 10 reverse share split. As a result of the reverse share split: (1) the number of outstanding Shares of the Fund decreased by a factor of 10; and (2) since the Fund's total number of shares outstanding decreased, the net asset value per Fund Share (NAV/Share) increased. The reverse share split did not affect the value of the Fund's net assets or each shareholders proportional ownership interest in those assets. Per share data has been restated where applicable.
2	Per share numbers have been calculated using the average shares method.
3	Based on net asset value. Total returns for periods of less than one year are not annualized.
4	Computed on an annualized basis.
5	The net expense ratios are calculated without reduction for fees paid indirectly for expense offset arrangements. The net expense ratios are 2.93%, 2.97% and 2.52%, after taking into account these expense reductions for the years ended September 30, 2016, 2015 and 2013, respectively. The net expense ratios excluding dividends and other expenses related to short sales are also calculated without reduction for these fees paid indirectly for expense offset arrangements.
6	This expense decrease is reflected in both the net expense and the net investment income (loss) ratios shown above.
7	Represents less than 0.01%.
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Assets and Liabilities
March 31, 2018 (unaudited)
Assets:
Investment in securities, at value including $22,357,169 of investment in an affiliated holding (identified cost $195,666,368)		$192,470,363
Cash denominated in foreign currencies (identified cost $27)		27
Restricted cash (Note 2)		765
Deposit at broker for short sales		166,930,493
Income receivable		307,189
Income receivable from affiliated holdings		11,702
Receivable for investments sold		4,075,493
Receivable for shares sold		307,877
TOTAL ASSETS		364,103,909
Liabilities:
Securities sold short, at value (proceeds $167,276,664)	$169,617,000
Dividends payable on short positions	134,957
Payable for investments purchased	9,321,560
Payable for shares redeemed	648,455
Bank overdraft	198,220
Payable for daily variation margin on futures contracts	1,274,411
Payable to adviser (Note 5)	17,750
Payable for administrative fees (Note 5)	1,215
Payable for distribution services fee (Note 5)	10,962
Payable for other service fees (Notes 2 and 5)	27,944
Accrued expenses (Note 5)	159,617
TOTAL LIABILITIES		181,412,091
Net assets for 11,678,460 shares outstanding		$182,691,818
Net Assets Consist of:
Paid-in capital		$1,396,178,480
Net unrealized depreciation		(1,291,543)
Accumulated net realized gain (loss)		(1,209,114,677)
Accumulated net investment income (loss)		(3,080,442)
TOTAL NET ASSETS		$182,691,818
Semi-Annual Shareholder Report

Statement of Assets and Liabilities–continued
Net Asset Value, Offering Price and Redemption Proceeds Per Share
Class A Shares:
Net asset value per share ($75,140,949 ÷ 4,796,826 shares outstanding), no par value, unlimited shares authorized	$15.66
Offering price per share (100/94.50 of $15.66)	$16.57
Redemption proceeds per share	$15.66
Class C Shares:
Net asset value per share ($17,348,947 ÷ 1,254,456 shares outstanding), no par value, unlimited shares authorized	$13.83
Offering price per share	$13.83
Redemption proceeds per share (99.00/100 of $13.83)	$13.69
Institutional Shares:
Net asset value per share ($90,201,922 ÷ 5,627,178 shares outstanding), no par value, unlimited shares authorized	$16.03
Offering price per share	$16.03
Redemption proceeds per share	$16.03
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Operations
Six Months Ended March 31, 2018 (unaudited)
Investment Income:
Interest		$1,391,558
Dividends (including $30,281 received from an affiliated holding, see footnotes to Portfolio of Investments and net of foreign taxes withheld of $3,619)		986,987
TOTAL INCOME		2,378,545
Expenses:
Investment adviser fee (Note 5)	$1,203,041
Administrative fee (Note 5)	77,158
Custodian fees	11,712
Transfer agent fee	145,709
Directors'/Trustees' fees (Note 5)	1,356
Auditing fees	18,100
Legal fees	4,711
Portfolio accounting fees	37,089
Distribution services fee (Note 5)	64,684
Other service fees (Notes 2 and 5)	115,474
Share registration costs	32,351
Printing and postage	19,594
Miscellaneous (Note 5)	29,598
Expenses related to short positions	1,546,089
TOTAL EXPENSES	3,306,666
Waiver/reimbursement of investment adviser fee (Note 5)	(88,076)
Net expenses		3,218,590
Net investment income (loss)		(840,045)
Realized and Unrealized Gain (Loss) on Investments, Futures Contracts, Short Sales and Foreign Currency Transactions:
Net realized gain on investments		11,630,954
Net realized loss on foreign currency transactions		(12,120)
Net realized loss on futures contracts		(7,781,283)
Net realized loss on short sales		(14,157,364)
Net change in unrealized appreciation of investments		(6,015,778)
Net change in unrealized appreciation/depreciation of translation of assets and liabilities in foreign currency		481
Net change in unrealized depreciation of futures contracts		5,813,040
Net change in unrealized depreciation of securities sold short		3,571,704
Net realized and unrealized loss on investments, futures contracts, short sales and foreign currency transactions		(6,950,366)
Change in net assets resulting from operations		$(7,790,411)
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Statement of Changes in Net Assets
	Six Months Ended (unaudited) 3/31/2018	Year Ended 9/30/2017
Increase (Decrease) in Net Assets
Operations:
Net investment income (loss)	$(840,045)	$(3,520,015)
Net realized gain (loss)	(10,319,813)	(38,473,472)
Net change in unrealized appreciation/depreciation	3,369,447	(7,146,992)
CHANGE IN NET ASSETS RESULTING FROM OPERATIONS	(7,790,411)	(49,140,479)
Share Transactions:
Proceeds from sale of shares	83,128,013	161,335,085
Cost of shares redeemed	(101,426,432)	(257,746,349)
CHANGE IN NET ASSETS RESULTING FROM SHARE TRANSACTIONS	(18,298,419)	(96,411,264)
Change in net assets	(26,088,830)	(145,551,743)
Net Assets:
Beginning of period	208,780,648	354,332,391
End of period (including accumulated net investment income (loss) of $(3,080,442) and $(2,240,397), respectively)	$182,691,818	$208,780,648
See Notes which are an integral part of the Financial Statements
Semi-Annual Shareholder Report

Notes to Financial Statements
March 31, 2018 (unaudited)
1. ORGANIZATION
Federated Equity Funds (the “Trust”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as an open-end management investment company. The Trust consists of 10 portfolios. The financial statements included herein are only those of Federated Prudent Bear Fund (the “Fund”), a diversified portfolio. The financial statements of the other portfolios are presented separately. The assets of each portfolio are segregated and a shareholder's interest is limited to the portfolio in which shares are held. Each portfolio pays its own expenses. The Fund offers three classes of shares: Class A Shares, Class C Shares and Institutional Shares. All shares of the Fund have equal rights with respect to voting, except on class-specific matters. The investment objective of the Fund is to seek capital appreciation.
On March 30, 2017, the Fund's T Share Class became effective with the Securities and Exchange Commission (SEC), but is not yet offered for sale.
2. SIGNIFICANT ACCOUNTING POLICIES
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements. These policies are in conformity with U.S. generally accepted accounting principles (GAAP).
Investment Valuation
In calculating its net asset value (NAV), the Fund generally values investments as follows:
■	Equity securities including shares of exchange traded funds listed on an exchange or traded through a regulated market system are valued at their last reported sale price or official closing price in their principal exchange or market.
■	Fixed-income securities are fair valued using price evaluations provided by a pricing service approved by the Fund's Board of Trustees (the “Trustees”).
■	Shares of other mutual funds or non-exchange-traded investment companies are valued based upon their reported NAVs.
■	Derivative contracts listed on exchanges are valued at their reported settlement or closing price, except that options are valued at the mean of closing bid and asked quotations.
■	Over-the-counter (OTC) derivative contracts are fair valued using price evaluations provided by a pricing service approved by the Trustees.
■	For securities that are fair valued in accordance with procedures established by and under the general supervision of the Trustees, certain factors may be considered such as: the last traded or purchase price of the security, information obtained by contacting the issuer or dealers, analysis of the issuer's financial statements or other available documents, fundamental analytical data, the nature and duration of restrictions on disposition, the movement of the market in which the security is normally traded, public trading in similar securities or derivative contracts of the issuer or comparable issuers, movement of a relevant index, or other factors including but not limited to industry changes and relevant government actions.
If any price, quotation, price evaluation or other pricing source is not readily available when the NAV is calculated, if the Fund cannot obtain price evaluations from a pricing service or from more than one dealer for an investment within a reasonable period of time as set forth in the Fund's valuation policies and procedures, or if information furnished by a pricing service, in the opinion of the valuation committee (“Valuation Committee”), is deemed not
Semi-Annual Shareholder Report

representative of the fair value of such security, the Fund uses the fair value of the investment determined in accordance with the procedures described below. There can be no assurance that the Fund could obtain the fair value assigned to an investment if it sold the investment at approximately the time at which the Fund determines its NAV per share.
Fair Valuation and Significant Events Procedures
The Trustees have ultimate responsibility for determining the fair value of investments for which market quotations are not readily available. The Trustees have appointed a Valuation Committee comprised of officers of the Fund, Federated Equity Management Company of Pennsylvania (the “Adviser”) and certain of the Adviser's affiliated companies to assist in determining fair value and in overseeing the calculation of the NAV. The Trustees have also authorized the use of pricing services recommended by the Valuation Committee to provide fair value evaluations of the current value of certain investments for purposes of calculating the NAV. The Valuation Committee employs various methods for reviewing third-party pricing-service evaluations including periodic reviews of third-party pricing services' policies, procedures and valuation methods (including key inputs, methods, models and assumptions), transactional back-testing, comparisons of evaluations of different pricing services, and review of price challenges by the Adviser based on recent market activity. In the event that market quotations and price evaluations are not available for an investment, the Valuation Committee determines the fair value of the investment in accordance with procedures adopted by the Trustees. The Trustees periodically review and approve the fair valuations made by the Valuation Committee and any changes made to the procedures.
Factors considered by pricing services in evaluating an investment include the yields or prices of investments of comparable quality, coupon, maturity, call rights and other potential prepayments, terms and type, reported transactions, indications as to values from dealers and general market conditions. Some pricing services provide a single price evaluation reflecting the bid-side of the market for an investment (a “bid” evaluation). Other pricing services offer both bid evaluations and price evaluations indicative of a price between the prices bid and asked for the investment (a “mid” evaluation). The Fund normally uses bid evaluations for any U.S. Treasury and Agency securities, mortgage-backed securities and municipal securities. The Fund normally uses mid evaluations for any other types of fixed-income securities and any OTC derivative contracts. In the event that market quotations and price evaluations are not available for an investment, the fair value of the investment is determined in accordance with procedures adopted by the Trustees.
The Trustees also have adopted procedures requiring an investment to be priced at its fair value whenever the Adviser determines that a significant event affecting the value of the investment has occurred between the time as of which the price of the investment would otherwise be determined and the time as of which the NAV is computed. An event is considered significant if there is both an affirmative expectation that the investment's value will change in response to the event and a reasonable basis for quantifying the resulting change in value. Examples of significant events that may occur after the close of the principal market on which a security is traded, or after the time of a price evaluation provided by a pricing service or a dealer, include:
■	With respect to securities traded principally in foreign markets, significant trends in U.S. equity markets or in the trading of foreign securities index futures contracts;
■	Political or other developments affecting the economy or markets in which an issuer conducts its operations or its securities are traded;
Semi-Annual Shareholder Report

■	Announcements concerning matters such as acquisitions, recapitalizations, litigation developments, or a natural disaster affecting the issuer's operations or regulatory changes or market developments affecting the issuer's industry.
The Trustees have adopted procedures whereby the Valuation Committee uses a pricing service to determine the fair value of equity securities traded principally in foreign markets when the Adviser determines that there has been a significant trend in the U.S. equity markets or in index futures trading. For other significant events, the Fund may seek to obtain more current quotations or price evaluations from alternative pricing sources. If a reliable alternative pricing source is not available, the Fund will determine the fair value of the investment in accordance with the fair valuation procedures approved by the Trustees. The Trustees have ultimate responsibility for any fair valuations made in response to a significant event.
Repurchase Agreements
The Fund may invest in repurchase agreements for short-term liquidity purposes. It is the policy of the Fund to require the other party to a repurchase agreement to transfer to the Fund's custodian or sub-custodian eligible securities or cash with a market value (after transaction costs) at least equal to the repurchase price to be paid under the repurchase agreement. The eligible securities are transferred to accounts with the custodian or sub-custodian in which the Fund holds a “securities entitlement” and exercises “control” as those terms are defined in the Uniform Commercial Code. The Fund has established procedures for monitoring the market value of the transferred securities and requiring the transfer of additional eligible securities if necessary to equal at least the repurchase price. These procedures also allow the other party to require securities to be transferred from the account to the extent that their market value exceeds the repurchase price or in exchange for other eligible securities of equivalent market value.
The insolvency of the other party or other failure to repurchase the securities may delay the disposition of the underlying securities or cause the Fund to receive less than the full repurchase price. Under the terms of the repurchase agreement, any amounts received by the Fund in excess of the repurchase price and related transaction costs must be remitted to the other party.
The Fund may enter into repurchase agreements in which eligible securities are transferred into joint trading accounts maintained by the custodian or sub-custodian for investment companies and other clients advised by the Fund's Adviser and its affiliates. The Fund will participate on a pro rata basis with the other investment companies and clients in its share of the securities transferred under such repurchase agreements and in its share of proceeds from any repurchase or other disposition of such securities.
Investment Income, Gains and Losses, Expenses and Distributions
Investment transactions are accounted for on a trade-date basis. Realized gains and losses from investment transactions are recorded on an identified-cost basis. Interest income and expenses are accrued daily. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Foreign dividends are recorded on the ex-dividend date or when the Fund is informed of the ex-dividend date. Distributions of net investment income, if any, are declared and paid annually. Non-cash dividends included in dividend income, if any, are recorded at fair value. Amortization/accretion of premium and discount is included in
Semi-Annual Shareholder Report

investment income. Investment income, realized and unrealized gains and losses, and certain fund-level expenses are allocated to each class based on relative average daily net assets, except that select classes will bear certain expenses unique to those classes. The detail of the total fund expense waiver and reimbursement of $88,076 is disclosed in various locations in Note 5.
Dividends are declared separately for each class. No class has preferential dividend rights; differences in per share dividend rates are generally due to differences in separate class expenses.
Other Service Fees
The Fund may pay other service fees up to 0.25% of the average daily net assets of the Fund's Class A Shares and Class C Shares to unaffiliated financial intermediaries or to Federated Shareholder Services Company (FSSC) for providing services to shareholders and maintaining shareholder accounts. Subject to the terms described in the Expense Limitation note, FSSC may voluntarily reimburse the Fund for other service fees. For the six months ended March 31, 2018, other service fees for the Fund were as follows:
Other Service Fees Incurred
Class A Shares	$94,355
Class C Shares	21,119
TOTAL	$115,474
Federal Taxes
It is the Fund's policy to comply with the Subchapter M provision of the Internal Revenue Code (the “Code”) and to distribute to shareholders each year substantially all of its income. Accordingly, no provision for federal income tax is necessary. As of and during the six months ended March 31, 2018, the Fund did not have a liability for any uncertain tax positions. The Fund recognizes interest and penalties, if any, related to tax liabilities as income tax expense in the Statement of Operations. As of March 31, 2018, tax years 2014 through 2017 remain subject to examination by the Fund's major tax jurisdictions, which include the United States of America and the Commonwealth of Massachusetts.
The Fund may be subject to taxes imposed by governments of countries in which it invests. Such taxes are generally based on either income or gains earned or repatriated. The Fund accrues and applies such taxes to net investment income, net realized gains and net unrealized gains as income and/or gains are earned.
When-Issued and Delayed-Delivery Transactions
The Fund may engage in when-issued or delayed-delivery transactions. The Fund records when-issued securities on the trade date and maintains security positions such that sufficient liquid assets will be available to make payment for the securities purchased. Securities purchased on a when-issued or delayed-delivery basis are marked to market daily and begin earning interest on the settlement date. Losses may occur on these transactions due to changes in market conditions or the failure of counterparties to perform under the contract.
Semi-Annual Shareholder Report

Futures Contracts
The Fund purchases and sells financial futures contracts to manage market risk and sector/asset class risk. Upon entering into a financial futures contract with a broker, the Fund is required to deposit in a segregated account, either U.S. government securities or a specified amount of Restricted cash, which is shown in the Statement of Assets and Liabilities. Futures contracts are valued daily and unrealized gains or losses are recorded in a “variation margin” account. Daily, the Fund receives from or pays to the broker a specified amount of cash based upon changes in the variation margin account. When a contract is closed, the Fund recognizes a realized gain or loss. Futures contracts have market risks, including the risk that the change in the value of the contract may not correlate with the changes in the value of the underlying securities. There is minimal counterparty risk to the Fund since futures contracts are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures contracts, guarantees the futures contracts against default.
Futures contracts outstanding at period end are listed after the Fund's Portfolio of Investments.
The average notional value of short futures contracts held by the Fund throughout the period was $68,713,892. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Foreign Exchange Contracts
The Fund enters into foreign exchange contracts to manage currency risk and market risk. Purchased contracts are used to acquire exposure to foreign currencies, whereas, contracts to sell are used to hedge the Fund's securities against currency fluctuations. Risks may arise upon entering into these transactions from the potential inability of counterparties to meet the terms of their commitments and from unanticipated movements in security prices or foreign exchange rates. The foreign exchange contracts are adjusted by the daily exchange rate of the underlying currency and any gains or losses are recorded for financial statement purposes as unrealized until the settlement date.
At March 31, 2018, the Fund had no outstanding foreign exchange contracts.
Foreign Currency Translation
The accounting records of the Fund are maintained in U.S. dollars. All assets and liabilities denominated in foreign currencies are translated into U.S. dollars based on the rates of exchange of such currencies against U.S. dollars on the date of valuation. Purchases and sales of securities, income and expenses are translated at the rate of exchange quoted on the respective date that such transactions are recorded. The Fund does not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.
Reported net realized foreign exchange gains or losses arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Fund's books, and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the value of assets and liabilities other than investments in securities at period end, resulting from changes in the exchange rate.
Semi-Annual Shareholder Report

Option Contracts
The Fund buys or sells put and call options to manage individual security risk, market risk and sector/asset class risk. The seller (“writer”) of an option receives a payment or premium, from the buyer, which the writer keeps regardless of whether the buyer exercises the option. When the Fund writes a put or call option, an amount equal to the premium received is recorded as a liability and subsequently marked to market to reflect the current value of the option written. Premiums received from writing options which expire are treated as realized gains. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the underlying reference instrument. When the Fund purchases a put or call option, an amount equal to the premium paid is recorded as an increase to the cost of the investment and subsequently marked to market to reflect the current value of the option purchased. Premiums paid for purchasing options which expire are treated as realized losses. Premiums received/paid for writing/purchasing options which are exercised or closed are added to the proceeds or offset against amounts paid on the underlying reference instrument to determine the realized gain or loss. The risk associated with purchasing put and call options is limited to the premium paid. Options can trade on securities or commodities exchanges. In this case, the exchange sets all the terms of the contract except for the price. Most exchanges require investors to maintain margin accounts through their brokers to cover their potential obligations to the exchange. This protects investors against potential defaults by the counterparty.
Purchased option contracts outstanding at period end are listed in the Fund's Portfolio of Investments. The average market value of purchased call and put options held by the Fund throughout the period was $1,031,260 and $942, respectively. This is based on amounts held as of each month-end throughout the six-month fiscal period.
Short Sales
In a short sale, the Fund sells a security it does not own in anticipation of a decline in the fair market value of the security. When the Fund sells a security short, it must borrow the security in order to deliver it at the completion of the sale. A gain, limited to the price at which the Fund sold the security short, or a loss, unlimited in size, will be recognized upon the termination of the short sale.
The Fund has an obligation to replace the borrowed security (e.g., to purchase the security at a future date and deliver it to the lender of the security). While the security is borrowed, the proceeds from the sale are deposited with the lender (“Prime Broker”). The Fund may incur two types of expenses from short sales: borrowing expenses and dividend expenses. Borrowing expenses may occur because the Fund may be obligated to pay fees to the Prime Broker on borrowed securities. This fee is normally based upon the market value of the borrowed security and is dependent upon the availability of the security. Dividend expenses may occur because the Fund has to pay the Prime Broker the equivalent of any dividends earned on the borrowed security.
For the six months ended March 31, 2018, the net realized gain (loss) and the net change in unrealized gain (loss) on short sales was $(14,157,364) and $3,571,704, respectively.
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Restricted Securities
The Fund may purchase securities which are considered restricted. Restricted securities are securities that either: (a) cannot be offered for public sale without first being registered, or being able to take advantage of an exemption from registration, under the Securities Act of 1933; or (b) are subject to contractual restrictions on public sales. In some cases, when a security cannot be offered for public sale without first being registered, the issuer of the restricted security has agreed to register such securities for resale, at the issuer's expense, either upon demand by the Fund or in connection with another registered offering of the securities. Many such restricted securities may be resold in the secondary market in transactions exempt from registration. Restricted securities may be determined to be liquid under criteria established by the Trustees. The Fund will not incur any registration costs upon such resales. The Fund's restricted securities, like other securities, are priced in accordance with procedures established by and under the general supervision of the Trustees.
Additional Disclosure Related to Derivative Instruments
Fair Value of Derivative Instruments
	Assets		Liabilities
	Statement of Assets and Liabilities Location	Fair Value	Statement of Assets and Liabilities Location	Fair Value
Derivatives not accounted for as hedging instruments under ASC Topic 815
Equity contracts	Purchased options, in securities at value	$542,850		$—
Equity contracts		$—	Payable for daily variation margin on futures contracts	$(4,243,650)*
Total derivatives not accounted for as hedging instruments under ASC Topic 815		$542,850		$(4,243,650)
*	Includes cumulative appreciation of futures contracts as reported in the footnotes to the Portfolio of Investments. Only the current day's variation margin is reported within the Statement of Assets and Liabilities.
Semi-Annual Shareholder Report

The Effect of Derivative Instruments on the Statement of Operations for the Six Months Ended March 31, 2018
Amount of Realized Gain or (Loss) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[1]	Total
Equity contracts	$(7,781,283)	$(166,402)	$(7,947,685)

Change in Unrealized Appreciation or (Depreciation) on Derivatives Recognized in Income
	Futures Contracts	Purchased Options Contracts[2]	Total
Equity contracts	$5,813,040	$(782,750)	$5,030,290
1	The net realized loss on Purchased Option Contracts is found within the Net realized gain on investments on the Statement of Operations.
2	The net change in unrealized depreciation of Purchased Option Contracts is found within the Net change in unrealized appreciation of investments on the Statement of Operations.
Other
The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the amounts of assets, liabilities, expenses and revenues reported in the financial statements. Actual results could differ from those estimated. The Fund applies investment company accounting and reporting guidance.
3. SHARES OF BENEFICIAL INTEREST
The following tables summarize share activity:
	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class A Shares:	Shares	Amount	Shares	Amount
Shares sold	1,113,443	$17,384,367	1,862,022	$33,735,004
Shares redeemed	(1,403,937)	(22,031,488)	(4,564,860)	(82,153,416)
NET CHANGE RESULTING FROM CLASS A SHARE TRANSACTIONS	(290,494)	$(4,647,121)	(2,702,838)	$(48,418,412)

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Class C Shares:	Shares	Amount	Shares	Amount
Shares sold	152,501	$2,118,064	137,071	$2,206,440
Shares redeemed	(165,806)	(2,295,011)	(570,711)	(9,210,032)
NET CHANGE RESULTING FROM CLASS C SHARE TRANSACTIONS	(13,305)	$(176,947)	(433,640)	$(7,003,592)
Semi-Annual Shareholder Report

	Six Months Ended 3/31/2018		Year Ended 9/30/2017
Institutional Shares:	Shares	Amount	Shares	Amount
Shares sold	3,970,557	$63,625,582	6,730,190	$125,393,641
Shares redeemed	(4,822,545)	(77,099,933)	(8,941,785)	(166,382,901)
NET CHANGE RESULTING FROM INSTITUTIONAL SHARE TRANSACTIONS	(851,988)	$(13,474,351)	(2,211,595)	$(40,989,260)
NET CHANGE RESULTING FROM TOTAL FUND SHARE TRANSACTIONS	(1,155,787)	$(18,298,419)	(5,348,073)	$(96,411,264)
4. FEDERAL TAX INFORMATION
At March 31, 2018, the cost of investments for federal tax purposes was $195,666,368. The net unrealized depreciation of investments for federal tax purposes was $1,292,691. This consists of net unrealized appreciation from investments for those securities having an excess of value over cost of $7,484,004 and net unrealized depreciation from investments for those securities having an excess of cost over value of $8,776,695. The amounts presented are inclusive of derivative contracts.
At September 30, 2017, the Fund had a capital loss carryforward of $1,196,473,304 which will reduce the Fund's taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Code, thereby reducing the amount of distributions to shareholders which would otherwise be necessary to relieve the Fund of any liability for federal income tax. Pursuant to the Code, a net capital loss incurred in taxable years beginning on or before December 22, 2010, is characterized as short-term and may be carried forward for a maximum of eight tax years (“Carryforward Limit”), whereas a net capital loss incurred in taxable years beginning after December 22, 2010, retains its character as either short-term or long-term, does not expire and is required to be utilized prior to the losses which have a Carryforward Limit.
The following schedule summarizes the Fund's capital loss carryforwards and expiration years:
Expiration Year	Short-Term	Long-Term	Total
No Expiration	$595,642,051	$175,884,743	$771,526,794
2018	$68,635,173	NA	$68,635,173
2019	$356,311,337	NA	$356,311,337
Under current tax rules, a late-year ordinary loss may be deferred, in whole or in part, and treated as occurring on the first day of the following fiscal year. As of September 30, 2017, for federal income tax purposes, a late year ordinary loss of $2,243,147 was deferred to October 1, 2017.
Semi-Annual Shareholder Report

5. INVESTMENT ADVISER FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Investment Adviser Fee
The advisory agreement between the Fund and the Adviser provides for an annual fee equal to 1.25% of the Fund's average daily net assets. Subject to the terms described in the Expense Limitation note, the Adviser may voluntarily choose to waive any portion of its fee. The Adviser can modify or terminate this voluntary waiver at any time at its sole discretion. For the six months ended March 31, 2018, the Adviser waived $86,341 of its fee.
The Adviser has agreed to reimburse the Fund for certain investment adviser fees as a result of transactions in other affiliated investment companies. For the six months ended March 31, 2018, the Adviser reimbursed $1,735.
Administrative Fee
Federated Administrative Services (FAS), under the Administrative Services Agreement, provides the Fund with administrative personnel and services. For purposes of determining the appropriate rate breakpoint, “Investment Complex” is defined as all of the Federated Funds subject to a fee under the Administrative Services Agreement. The fee paid to FAS is based on the average daily net assets of the Investment Complex as specified below:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.100%	on assets up to $50 billion
0.075%	on assets over $50 billion
Subject to the terms described in the Expense Limitation note, FAS may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, the annualized fee paid to FAS was 0.080% of average daily net assets of the Fund.
Prior to September 1, 2017, the breakpoints of the Administrative Fee paid to FAS, described above, were:
Administrative Fee	Average Daily Net Assets of the Investment Complex
0.150%	on the first $5 billion
0.125%	on the next $5 billion
0.100%	on the next $10 billion
0.075%	on assets in excess of $20 billion
In addition, FAS may charge certain out-of-pocket expenses to the Fund.
Semi-Annual Shareholder Report

Distribution Services Fee
The Fund has adopted a Distribution Plan (the “Plan”) pursuant to Rule 12b-1 under the Act. Under the terms of the Plan, the Fund will compensate Federated Securities Corp. (FSC), the principal distributor, from the daily net assets of the Fund's Class A Shares and Class C Shares to finance activities intended to result in the sale of these shares. The Plan provides that the Fund may incur distribution expenses at the following percentages of average daily net assets annually, to compensate FSC:
Share Class Name	Percentage of Average Daily Net Assets of Class
Class A Shares	0.05%
Class C Shares	0.75%
Subject to the terms described in the Expense Limitation note, FSC may voluntarily choose to waive any portion of its fee. For the six months ended March 31, 2018, distribution services fees for the Fund were as follows:
Distribution Services Fees Incurred
Class C Shares	$64,684
When FSC receives fees, it may pay some or all of them to financial intermediaries whose customers purchase shares. For the six months ended March 31, 2018, FSC retained $5,381 of fees paid by the Fund. For the six months ended March 31, 2018, the Fund's Class A Shares did not incur a distribution services fee; however, it may begin to incur this fee upon approval of the Trustees.
Sales Charges
Front-end sales charges and contingent deferred sales charges (CDSC) do not represent expenses of the Fund. They are deducted from the proceeds of sales of Fund shares prior to investment or from redemption proceeds prior to remittance, as applicable. For the six months ended March 31, 2018, FSC retained $840 of CDSC relating to redemptions of Class C Shares.
Other Service Fees
For the six months ended March 31, 2018, FSSC received $14,145 of the other service fees disclosed in Note 2.
Expense Limitation
The Adviser and certain of its affiliates (which may include FSC, FAS and FSSC) on their own initiative have agreed to waive certain amounts of their respective fees and/or reimburse expenses. Total annual fund operating expenses (as shown in the financial highlights, excluding dividends and other expenses related to short sales, interest expense, extraordinary expenses, line of credit expenses and proxy-related expenses paid by the Fund, if any) paid by the Fund's Class A Shares, Class C Shares and Institutional Shares (after the voluntary waivers and/or reimbursements) will not exceed 1.77%, 2.52% and 1.52% (the “Fee Limit”), respectively, up to but not including the later of (the “Termination Date”): (a) December 1, 2018; or (b) the date of the Fund's next effective Prospectus. While the Adviser and its applicable affiliates currently do not anticipate terminating or increasing these arrangements prior to the Termination Date, these arrangements may only be terminated or the Fee Limit increased prior to the Termination Date with the agreement of the Trustees.
Semi-Annual Shareholder Report

Directors'/Trustees' and Miscellaneous Fees
Certain Officers and Trustees of the Fund are Officers and Directors or Trustees of certain of the above companies. To efficiently facilitate payment, Directors'/Trustees' fees and certain expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses are paid by an affiliate of the Adviser which in due course are reimbursed by the Fund. These expenses related to conducting meetings of the Directors/Trustees and other miscellaneous expenses may be included in Accrued and Miscellaneous Expenses on the Statement of Assets and Liabilities and Statement of Operations, respectively.
6. INVESTMENT TRANSACTIONS
Purchases and sales of investments, excluding long-term U.S. government securities and short-term obligations, for the six months ended March 31, 2018, were as follows:
Purchases	$492,296,249
Sales	$479,712,567
7. CONCENTRATION OF RISK
A substantial portion of the Fund's portfolio may be comprised of securities deemed by the Adviser to be in similar sectors. As a result, the Fund may be more susceptible to any economic, business, political or other developments which generally affect these entities.
8. LINE OF CREDIT
The Fund participates with certain other Federated Funds, on a several basis, in an up to $500,000,000 unsecured, 364-day, committed, revolving line of credit (LOC) agreement. The LOC was made available to finance temporarily the repurchase or redemption of shares of the Fund, failed trades, payment of dividends, settlement of trades and for other short-term, temporary or emergency general business purposes. The Fund cannot borrow under the LOC if an inter-fund loan is outstanding. The Fund's ability to borrow under the LOC also is subject to the limitations of the Act and various conditions precedent that must be satisfied before the Fund can borrow. Loans under the LOC are charged interest at a fluctuating rate per annum equal to the highest, on any day, of (a) (i) the federal funds effective rate, (ii) the one month London Interbank Offered Rate (LIBOR), and (iii) 0.0%, plus (b) a margin. The LOC also requires the Fund to pay, quarterly in arrears and at maturity, its pro rata share of a commitment fee based on the amount of the lenders' commitment that has not been utilized. As of March 31, 2018, the Fund had no outstanding loans. During the six months ended March 31, 2018, the Fund did not utilize the LOC.
9. INTERFUND LENDING
Pursuant to an Exemptive Order issued by the SEC, the Fund, along with other funds advised by subsidiaries of Federated Investors, Inc., may participate in an interfund lending program. This program provides an alternative credit facility allowing the Fund to borrow from other participating affiliated funds. As of March 31, 2018, there were no outstanding loans. During the six months ended March 31, 2018, the program was not utilized.
10. subsequent events
Effective August 1, 2018, an automatic conversion feature for Class C Shares will be implemented. Pursuant to this automatic conversion feature, after Class C Shares have been held for ten years from the date of purchase, they will automatically convert to Class A Shares on the next monthly conversion processing date.
Semi-Annual Shareholder Report

Shareholder Expense Example (unaudited)
As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase or redemption payments; and (2) ongoing costs, including management fees and to the extent applicable, distribution (12b-1) fees and/or other service fees and other Fund expenses. This Example is intended to help you to understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds. It is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from October 1, 2017 to March 31, 2018.
ACTUAL EXPENSES
The first section of the table below provides information about actual account values and actual expenses. You may use the information in this section, together with the amount you invested, to estimate the expenses that you incurred over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first section under the heading entitled “Expenses Paid During Period” to estimate the expenses attributable to your investment during this period.
HYPOTHETICAL EXAMPLE FOR COMPARISON PURPOSES
The second section of the table below provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. Thus, you should not use the hypothetical account values and expenses to estimate the actual ending account balance or your expenses for the period. Rather, these figures are required to be provided to enable you to compare the ongoing costs of investing in the Fund with other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.
Semi-Annual Shareholder Report

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (loads) on purchase or redemption payments. Therefore, the second section of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.
	Beginning Account Value 10/1/2017	Ending Account Value 3/31/2018	Expenses Paid During Period[1]
Actual:
Class A Shares	$1,000	$962.50	$16.73
Class C Shares	$1,000	$959.10	$20.42
Institutional Shares	$1,000	$963.90	$15.37
Hypothetical (assuming a 5% return before expenses):
Class A Shares	$1,000	$1,007.80	$17.12
Class C Shares	$1,000	$1,004.10	$20.89
Institutional Shares	$1,000	$1,009.20	$15.73
1	Expenses are equal to the Fund's annualized net expense ratios, multiplied by the average account value over the period, multiplied by 182/365 (to reflect the one-half-year period). The annualized net expense ratios are as follows:

Class A Shares	3.42%
Class C Shares	4.18%
Institutional Shares	3.14%
Semi-Annual Shareholder Report

Evaluation and Approval of Advisory Contract–May 2017
Federated Prudent Bear Fund (the “Fund”)
Following a review and recommendation of approval by the Fund's independent trustees, the Fund's Board of Trustees (the “Board”) reviewed and unanimously approved the continuation of the Fund's investment advisory contract for an additional one-year term at its May 2017 meetings. The Board's decision regarding the contract reflects the exercise of its business judgment after considering all of the information received on whether to continue the existing arrangements.
The Board had previously appointed a Senior Officer, whose duties include specified responsibilities relating to the process by which advisory fees are to be charged to a Federated fund. The Senior Officer has the authority to retain consultants, experts, or staff as may be reasonably necessary to assist in the performance of his duties, reports directly to the Board, and may be terminated only with the approval of a majority of the independent members of the Board. The Senior Officer prepared and furnished to the Board an independent, written evaluation that covered topics discussed below (the “Senior Officer's Evaluation”). The Board considered the Senior Officer's Evaluation, along with other information, in deciding to approve the investment advisory contract.
The Board also considered judicial decisions concerning allegedly excessive investment advisory fees in its decision. Using these judicial decisions as a guide, the Board has indicated that the following factors may be relevant to an adviser's fiduciary duty with respect to its receipt of compensation from a fund: (1) the nature and quality of the services provided by an adviser to a fund and its shareholders (including the performance of the Fund and of comparable funds); (2) an adviser's cost of providing the services (including the profitability to an adviser of providing advisory services to a fund); (3) the extent to which an adviser may realize “economies of scale” as a fund grows larger and, if such economies of scale exist, whether they have been shared with a fund and its shareholders or the family of funds; (4) any “fall-out financial benefits” that accrue to an adviser because of its relationship with a fund (including research services received from brokers that execute fund trades and any fees paid to affiliates of an adviser for services rendered to a fund); (5) comparative fee and expense structures (including a comparison of fees paid to an adviser with those paid by similar funds); and (6) the extent of care, conscientiousness and independence with which the Fund's board members perform their duties and their expertise (including whether they are fully informed about all facts the Board deems relevant to its consideration of an adviser's services and fees). The Board noted that the Securities and Exchange Commission (“SEC”) disclosure requirements regarding the basis for the Board's approval of the Fund's investment advisory contract generally align with the factors listed above. Consistent with the judicial decisions and SEC disclosure requirements, the
Semi-Annual Shareholder Report

Board also considered management fees charged to institutional and other clients of Federated Equity Management Company of Pennsylvania (the “Adviser”) and its advisory affiliates for what might be viewed as like services. The Board was aware of these factors and was guided by them in its review of the Fund's investment advisory contract to the extent it considered them to be appropriate and relevant, as discussed further below.
The Board considered and weighed these factors in light of its substantial accumulated experience in governing the Fund and working with Federated Investors, Inc. and its affiliates (“Federated”) on matters relating to the Federated funds. The Board was assisted in its deliberations by independent legal counsel. In addition to the extensive materials that comprise and accompany the Senior Officer's Evaluation, the Board received detailed information about the Fund and the Federated organization throughout the year, and in connection with its May meetings. Federated provided much of this information at each regular meeting of the Board, and furnished additional information in connection with the May meetings at which the Board's formal approval of the investment advisory contract occurred. At the May meetings in addition to meeting in separate sessions of the independent trustees without management present, senior management of the Adviser also met with the independent trustees and their counsel to discuss the materials presented and any other matters thought relevant by the Adviser or the trustees. Between regularly scheduled meetings, the Board also received information on particular matters as the need arose. The Board's consideration of the investment advisory contract included review of the Senior Officer's Evaluation, accompanying data and additional information covering such matters as: the Adviser's investment philosophy, revenue, profitability, personnel and processes; investment and operating strategies; the Fund's short-term and long-term performance (in absolute terms, both on a gross basis and net of expenses, as well as in terms relative to its particular investment program and certain competitor or “peer group” funds and/or other benchmarks, as appropriate) and comments on the reasons for performance; the Fund's investment objectives; the Fund's expenses, including the advisory fee and the overall expense structure of the Fund (both in absolute terms and relative to similar and/or competing funds), with due regard for contractual or voluntary expense limitations; the use and allocation of brokerage commissions derived from trading the Fund's portfolio securities (if any); and the nature, quality and extent of the advisory and other services provided to the Fund by the Adviser and its affiliates. The Board also considered the preferences and expectations of Fund shareholders; the entrepreneurial risk assumed by the Adviser in sponsoring the Fund; the continuing state of competition in the mutual fund industry and market practices; the range of comparable fees for similar funds in the mutual fund industry; the Fund's relationship to the Federated funds which include a comprehensive array of funds with different investment objectives, policies and strategies which are generally available for exchange without the incurrence of additional sales charges; compliance and
Semi-Annual Shareholder Report

audit reports concerning the Federated funds and the Federated companies that service them (including communications from regulatory agencies), as well as Federated's responses to any issues raised therein; and relevant developments in the mutual fund industry and how the Federated funds and/or Federated are responding to them. The Board's evaluation process is evolutionary. The criteria considered and the emphasis placed on relevant criteria change in recognition of changing circumstances in the mutual fund marketplace.
While mindful that courts have cautioned against giving such comparisons too much weight, the Board has found the use of comparisons of the Fund's fees and expenses to other mutual funds with comparable investment programs to be relevant to its deliberations. In this regard, the Board was presented with, and considered, information regarding the contractual advisory fee rates, net advisory fee rates, total expense ratios and each element of the Fund's total expense ratio (i.e., gross and net advisory fees, custody fees, portfolio accounting fees and transfer agency fees) relative to the Fund's peers. The Board focused on comparisons with other similar mutual funds more heavily than non-mutual fund products or services because it is believed that they are more relevant. For example, other mutual funds are the products most like the Fund, in that they are readily available to Fund shareholders as alternative investment vehicles. Also, they are the type of investment vehicle, in fact, chosen and maintained by the Fund's investors. The range of their fees and expenses, therefore, appears to be a relevant indicator of what consumers have found to be reasonable in the marketplace in which the Fund competes.
The Board reviewed the contractual advisory fee rate, net advisory fee rate where partially waived and other expenses of the Fund and noted the position of the Fund's fee rates relative to its peers. In this regard, the Board noted that the contractual advisory fee rate was above the median of the relevant peer group, but the Board noted the applicable waivers and reimbursements, and that the overall expense structure of the Fund remained competitive in the context of other factors considered by the Board.
For comparison, the Senior Officer has reviewed Federated's fees for providing advisory services to products outside the Federated funds (e.g., institutional and separate accounts and sub-adviser services). He concluded that mutual funds and institutional accounts are inherently different products. Those differences include, but are not limited to, different types of targeted investors; being subject to different laws and regulations; different legal structures; different average account sizes and portfolio management techniques made necessary by different cash flows and different associated costs; and the time spent by portfolio managers and their teams, funds financial services, legal, compliance and risk management in reviewing securities pricing, addressing different administrative responsibilities, addressing different degrees of risk
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associated with management and a variety of different costs. The Senior Officer did not consider the fees for providing advisory services to these outside products to be determinative in judging the appropriateness of mutual fund advisory fees.
Following such evaluation, and full deliberations, the Board concluded that the expenses of the Fund are reasonable and supported renewal of the Fund's investment advisory contract.
The Board considered the nature, extent and quality of the services provided to the Fund by the Adviser and the resources of the Adviser and its affiliates dedicated to the Fund. In this regard, the Board evaluated, among other things, the Adviser's personnel, experience, track record, overall reputation and willingness to invest in personnel and infrastructure that benefit the Fund. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day management of the Fund. The Board noted the compliance programs of, and the compliance-related resources provided to, the Fund by the Adviser. The Fund's ability to deliver competitive performance when compared to its peer group was also deemed to be relevant by the Board as a useful indicator of how the Adviser is executing the Fund's investment program. The Adviser's ability to execute this program was one of the Board's considerations in reaching a conclusion that the nature, extent and quality of the Adviser's investment management services warrant the continuation of the investment advisory contract.
In evaluating the Fund's investment performance, the Board considered performance results in light of the Fund's investment objective, strategies and risks, as disclosed in the Fund's prospectus. The Board particularly considered detailed investment reports on the Fund's performance that were provided to the Board throughout the year and in connection with the May meetings. The Senior Officer also reviewed information compiled by Federated, using data supplied by independent fund ranking organizations, regarding the performance of, and fees charged by, other mutual funds, noting his view that comparisons to fund peer groups may be helpful, though not conclusive, in judging the reasonableness of the proposed fees. The Board considered, in evaluating such comparisons, that in some cases individual funds may exhibit significant and unique differences in their objectives and management techniques when compared to other funds within an industry peer group.
For the periods covered by the Senior Officer's Evaluation, the Fund's performance for the one-year period was above the median of the relevant peer group, and the Fund's performance fell below the median of the relevant peer group for the three-year and five-year periods. The Board discussed the Fund's performance with the Adviser and recognized the efforts being taken by the Adviser in the context of the other factors considered relevant by the Board.
Semi-Annual Shareholder Report

Following such evaluation, and full deliberations, the Board concluded that the performance of the Fund supported renewal of the Fund's investment advisory contract.
The Board also received financial information about Federated, including information regarding the compensation and ancillary (or “fall-out”) benefits Federated derived from its relationships with the Federated funds. This information covered not only the fees under the investment advisory contracts, but also fees received by Federated's subsidiaries for providing other services to the Federated funds under separate contracts (e.g., for serving as the Federated funds' administrator). The information also detailed any indirect benefit Federated may derive from its receipt of research services from brokers who execute Federated fund trades. In addition, the Board considered the fact that, in order for a fund to be competitive in the marketplace, Federated and its affiliates frequently waived fees and/or reimbursed expenses and have disclosed to Fund investors and/or indicated to the Board their intention to do so in the future. Moreover, the Board receives regular reporting as to the institution, adjustment or elimination of these voluntary waivers. The Board considered Federated's previous reductions in contractual management fees to certain funds in response to the Senior Officer's recommendations.
Federated furnished information, requested by the Senior Officer, that reported revenues on a fund-by-fund basis and made estimates of the allocation of expenses on a fund-by-fund basis, using allocation methodologies specified by the Senior Officer. The Senior Officer noted that, while these cost allocation reports apply consistent allocation processes, the inherent difficulties in allocating costs continues to cause the Senior Officer to question the precision of the process and to conclude that such reports may be unreliable, since a single change in an allocation estimate may dramatically alter the resulting estimate of cost and/or profitability of a fund and may produce unintended consequences. The allocation information, including the Senior Officer's view that fund-by-fund estimations may be unreliable, was considered in the analysis by the Board.
The Board and the Senior Officer also reviewed information compiled by Federated comparing its profitability information to other publicly held fund management companies. In this regard, the Senior Officer concluded that Federated's profit margins did not appear to be excessive. The Senior Officer also noted that Federated appeared financially sound, with the resources to fulfill its obligations under its contracts with the Fund.
The Senior Officer's Evaluation also discussed the notion of possible realization of “economies of scale” as a fund grows larger. In this regard, the Board considered that the Adviser has made significant and long-term investments in areas that support all of the Federated funds, such as personnel and processes for the portfolio management, shareholder services, compliance, internal audit and risk management functions, as well as systems technology (including technology relating to cybersecurity) and that the benefits of these efforts (as well as any economies of scale, should they exist) were likely to be
Semi-Annual Shareholder Report

enjoyed by the fund family as a whole. The Board noted that the Adviser's investments in these areas are extensive. In addition, the Board considered that Federated and its affiliates have frequently waived fees and/or reimbursed expenses and that this has allowed fund shareholders to share potential economies of scale from a fund's inception. Federated, as it does throughout the year, and in connection with the Board's review, furnished information relative to revenue sharing or adviser paid fees. Federated and the Senior Officer noted that this information should be viewed to determine if there was an incentive to either not apply breakpoints, or to apply breakpoints at higher levels. It should not be viewed to determine the appropriateness of advisory fees because it would represent marketing and distribution expenses. Finally, the Board also noted the absence of any applicable regulatory or industry guidelines on this subject, which (as discussed in the Senior Officer's Evaluation) is compounded by the lack of any common industry practice or general pattern with respect to structuring fund advisory fees with “breakpoints” that serve to reduce the fee as a fund attains a certain size.
While the Senior Officer noted certain items for follow-up reporting to the Board and further consideration by management, he stated that his observations and information accompanying the Senior Officer's Evaluation supported a finding by the Board that the management fee for the Fund was reasonable. Under these circumstances, no changes were recommended to, and no objection was raised to the continuation of the Fund's investment advisory contract.
In its decision to continue an existing investment advisory contract, the Board was mindful of the potential disruptions of the Fund's operations and various risks, uncertainties and other effects that could occur as a result of a decision to terminate or not renew an investment advisory contract. In particular, the Board recognized that many shareholders have invested in the Fund on the strength of the Adviser's industry standing and reputation and with the expectation that the Adviser will have a continuing role in providing advisory services to the Fund. Thus, the Board's approval of the investment advisory contract reflected the fact that it is the shareholders who have effectively selected the Adviser by virtue of having invested in the Fund. The Board concluded that, in light of the factors discussed above, including the nature, quality and scope of the services provided to the Fund by the Adviser and its affiliates, continuation of the investment advisory contract was appropriate.
The Board based its decision to approve the investment advisory contract on the totality of the circumstances and relevant factors and with a view to past and future long-term considerations. Not all of the factors and considerations identified above were necessarily relevant to the Fund, nor did the Board consider any one of them to be determinative. With respect to the factors that were relevant, the Board's decision to approve the continuation of the contract reflects its determination that Federated's performance and actions provided a satisfactory basis to support the decision to continue the existing arrangement.
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Voting Proxies on Fund Portfolio Securities
A description of the policies and procedures that the Fund uses to determine how to vote proxies, if any, relating to securities held in the Fund's portfolio is available, without charge and upon request, by calling 1-800-341-7400. A report on “Form N-PX” of how the Fund voted any such proxies during the most recent 12-month period ended June 30 is available via the Proxy Voting Record (Form N-PX) link associated with the Fund and share class name at www.FederatedInvestors.com/FundInformation. Form N-PX filings are also available at the SEC's website at www.sec.gov.
Quarterly Portfolio Schedule
The Fund files with the SEC a complete schedule of its portfolio holdings, as of the close of the first and third quarters of its fiscal year, on “Form N-Q.” These filings are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. (Call 1-800-SEC-0330 for information on the operation of the Public Reference Room.) You may also access this information via the link to the Fund and share class name at www.FederatedInvestors.com/FundInformation.
Semi-Annual Shareholder Report

Mutual funds are not bank deposits or obligations, are not guaranteed by any bank and are not insured or guaranteed by the U.S. government, the Federal Deposit Insurance Corporation, the Federal Reserve Board or any other government agency. Investment in mutual funds involves investment risk, including the possible loss of principal.
This Report is authorized for distribution to prospective investors only when preceded or accompanied by the Fund's Prospectus, which contains facts concerning its objective and policies, management fees, expenses and other information.
IMPORTANT NOTICE ABOUT FUND DOCUMENT DELIVERY
In an effort to reduce costs and avoid duplicate mailings, the Fund(s) intend to deliver a single copy of certain documents to each household in which more than one shareholder of the Fund(s) resides (so-called “householding”), as permitted by applicable rules. The Fund's “householding” program covers its/their Prospectus and Statement of Additional Information, and supplements to each, as well as Semi-Annual and Annual Shareholder Reports and any Proxies or information statements. Shareholders must give their written consent to participate in the “householding” program. The Fund is also permitted to treat a shareholder as having given consent (“implied consent”) if (i) shareholders with the same last name, or believed to be members of the same family, reside at the same street address or receive mail at the same post office box, (ii) the Fund gives notice of its intent to “household” at least sixty (60) days before it begins “householding” and (iii) none of the shareholders in the household have notified the Fund(s) or their agent of the desire to “opt out” of “householding.” Shareholders who have granted written consent, or have been deemed to have granted implied consent, can revoke that consent and opt out of “householding” at any time: shareholders who purchased shares through an intermediary should contact their representative; other shareholders may call the Fund at 1-800-341-7400.
Semi-Annual Shareholder Report

Federated Prudent Bear Fund
Federated Investors Funds
4000 Ericsson Drive
Warrendale, PA 15086-7561
Contact us at FederatedInvestors.com
or call 1-800-341-7400.
Federated Securities Corp., Distributor
CUSIP 31421N709
CUSIP 31421N600
CUSIP 31421N501
40432 (5/18)
Federated is a registered trademark of Federated Investors, Inc.
2018 ©Federated Investors, Inc.

Item 2.	Code of Ethics

Not Applicable

Item 3.	Audit Committee Financial Expert

Not Applicable

Item 4.	Principal Accountant Fees and Services

Not Applicable

Item 5.	Audit Committee of Listed Registrants

Not Applicable

Item 6.	Schedule of Investments

(a) The registrant’s Schedule of Investments is included as part of the Report to Stockholders filed under Item 1 of this form.

(b) Not Applicable; Fund had no divestments during the reporting period covered since the previous Form N-CSR filing.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not Applicable

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not Applicable

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not Applicable

Item 10.	Submission of Matters to a Vote of Security Holders

No Changes to Report

Item 11.	Controls and Procedures

(a) The registrant’s President and Treasurer have concluded that the registrant’s disclosure controls and procedures (as defined in rule 30a-3(c) under the Act) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-(2) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-CSR.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in rule 30a-3(d) under the Act) during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not Applicable

Item 13.	Exhibits

(a)(1) Code of Ethics- Not Applicable to this Report.

(a)(2) Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(3) Not Applicable.

(b) Certifications pursuant to 18 U.S.C. Section 1350.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant Federated Equity Funds

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /S/ J. Christopher Donahue

J. Christopher Donahue, Principal Executive Officer

Date May 24, 2018

By /S/ Lori A. Hensler

Lori A. Hensler, Principal Financial Officer

Date May 24, 2018